united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-07925

WesMark Funds

(Exact name of registrant as specified in charter)

One Bank Plaza, 5th Floor Wheeling WV	26003
(Address of principal executive offices)	(Zip code)

Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code:	304-234-9000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

 WMBLX

WesMark Balanced Fund

Annual Shareholder Report  December 31, 2025

Fund Overview

This annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Balanced Fund	$136	1.29%

How did the Fund perform during the reporting period?

In 2025, the WesMark Balanced Fund (“Fund”) delivered a total return of 10.84%, navigating a year defined by extreme volatility in both the equity and fixed-income markets. By combining a value-oriented stock sleeve with a stabilizing bond component, the Fund provided a smoother ride for investors.

The Fund’s hybrid nature was put to the test in April during the "Liberation Day" tariff announcement. While the equity portion of the portfolio faced a substantial sell-off, the fixed-income sleeve acted as a vital stabilizer. As tariff negotiations lowered potential rates and corporate earnings remained resilient, the Fund participated meaningfully in the subsequent recovery.

While its focus on dividend paying stocks resulted in underperformance against pure equity benchmarks during the early-year surge in growth stocks, it demonstrated superior resilience and relative strength as the year closed.

Sector Allocations: The fund benefited from an overweight in financials and Industrials and an underweight in consumer discretionary and materials. Increasing the weight in health care stocks as the year progressed also benefited the fund. An underweight in information technology and overweight in consumer staples dragged on performance.

Stock Selection: Performance was driven by high-quality companies with durable competitive advantages. Top contributors included Caterpillar (CAT) up 60%, Goldman Sachs Group (GS) up 57%, and AbbVie (ABBV) up 33%. Exposure to Target (TGT) down 24%, United Parcel Service (UPS) down 30% and Pepsi (PEP) down 2% provided significant tailwinds.

Fixed Income Results: Overweight to corporate bonds especially financial issuers benefitted the fund as did increasing the duration starting in the second quarter.

Portfolio turnover remained low, reflecting a commitment to a long-term horizon. Management continues to prioritize businesses with strong balance sheets and stocks with above market dividend yields. As the market broadened late in the year, this balanced approach allowed the Fund to capture gains while maintaining its defensive posture.

How has the Fund performed over the last ten years?

The WesMark Balanced Fund returned 10.84% for the year ended December 31, 2025. This is in contrast to the S&P 500 Total Return Index, which had a 17.88% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$40,000
$32,000
$24,000
$16,000
$8,000
$39,827
$25,744
$25,428
$20,030
$12,538
$12,199
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
WesMark Balanced Fund - $20,030
60% S&P 500 and 40% Bloomberg Int Gov/Cred - $25,744
60% S&P 500 and 40% Bloomberg US Aggregate - $25,428
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,538
Bloomberg U.S. Aggregate Bond Index - $12,199
S&P 500® Index - $39,827

	WesMark Balanced Fund	60% S&P 500 and 40% Bloomberg Int Gov/Cred	60% S&P 500 and 40% Bloomberg US Aggregate	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2016	$10,968	$10,806	$10,831	$10,208	$10,265	$11,196
Dec-2017	$12,149	$12,275	$12,370	$10,426	$10,628	$13,640
Dec-2018	$11,592	$12,028	$12,079	$10,518	$10,629	$13,042
Dec-2019	$13,945	$14,589	$14,758	$11,233	$11,556	$17,149
Dec-2020	$14,649	$16,672	$16,932	$11,956	$12,423	$20,304
Dec-2021	$16,972	$19,325	$19,617	$11,784	$12,232	$26,132
Dec-2022	$15,751	$16,638	$16,520	$10,813	$10,641	$21,399
Dec-2023	$16,535	$19,568	$19,439	$11,380	$11,229	$27,025
Dec-2024	$18,072	$22,669	$22,363	$11,722	$11,369	$33,786
Dec-2025	$20,030	$25,744	$25,428	$12,538	$12,199	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
WesMark Balanced Fund	10.84%	6.46%	7.19%
60% S&P 500 and 40% Bloomberg Int Gov/Cred	13.56%	9.08%	9.92%
60% S&P 500 and 40% Bloomberg US Aggregate	13.70%	8.47%	9.78%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

Fund Statistics

Net Assets	$98,841,057
Number of Portfolio Holdings	129
Advisory Fee	$723,837
Portfolio Turnover	22%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.0%
Federated Hermes Government Obligations Fund	3.6%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	2.8%
Chevron Corp.	2.7%
Caterpillar, Inc.	2.6%
AbbVie, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Cisco Systems, Inc.	2.2%
Walmart, Inc.	2.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
U.S. Government & Agency Obligations	0.1%
Local	0.4%
Local Authority	0.4%
Industrial	0.5%
Education	0.6%
Special Tax	0.6%
U.S. Government & Agencies	0.8%
Materials	0.8%
Mbs Passthrough	2.3%
Real Estate	2.6%
Money Market Funds	3.6%
Utilities	4.6%
Consumer Staples	4.6%
Communications	6.0%
Energy	6.6%
U.S. Treasury Obligations	6.7%
Consumer Discretionary	7.3%
Health Care	8.5%
Industrials	10.7%
Financials	15.2%
Technology	16.6%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	59.5%
Corporate Bonds	24.9%
Money Market Funds	3.6%
Municipal Bonds	2.1%
U.S. Government & Agencies	9.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMBLX

WesMark Balanced Fund

Annual Shareholder Report  December 31, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-AR 123125-WMBLX

 (WMBDX)

WesMark Government Bond Fund

Annual Shareholder Report  December 31, 2025

Fund Overview

This annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Government Bond Fund	$108	1.04%

How did the Fund perform during the reporting period?

In 2025, the WesMark Government Bond Fund (“Fund”) delivered a total return of 6.91%, providing a critical anchor for investors during a year defined by swings in interest rate expectations and geopolitical tension. While it did not match the double-digit returns of equity markets, the fund fulfilled its role as a haven of capital preservation and steady income.

The fund’s performance was defined by the massive flight-to-quality following the April 2nd "Liberation Day" tariff announcements. The 10-year Treasury yield saw a dramatic temporary drop as investors parked capital in government debt to escape equity volatility.

As tariff negotiations moderated and a trade war was averted, yields stabilized. The fund benefited from a gradual "un-inverting" of the yield curve, which improved returns for intermediate-term government holdings.

The fund’s success was driven by active duration management and strategic positioning across the Treasury and Agency Mortgage-Backed Securities (MBS) landscape:

Sector Allocations: The fund benefited from an overweight in MBS, which offered attractive spreads over Treasuries as the housing market remained resilient. An underweight in long-term Treasuries early in the year protected the fund when inflation proved stickier than expected in February.

Duration Strategy: Management successfully increased the fund's duration in late April, capturing the price appreciation as yields retreated from their spring peaks.

Quality Bias: By focusing strictly on U.S. government-guaranteed obligations, the fund avoided the credit spreads that briefly widened during the spring equity sell-off.

How has the Fund performed over the last ten years?

The WesMark Government Bond Fund returned 6.91% for the year ended December 31, 2025. This is in contrast to the Bloomberg US Aggregate Bond Index, which had a 7.30% return for the same period. Please see below tables for additional Indexes.

Total Return Based on $10,000 Investment

$16,000
$8,000
$12,538
$12,199
$10,131
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
WesMark Government Bond Fund - $10,131
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,538
Bloomberg U.S. Aggregate Bond Index - $12,199

	WesMark Government Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,080	$10,208	$10,265
Dec-2017	$10,200	$10,426	$10,628
Dec-2018	$10,317	$10,518	$10,629
Dec-2019	$10,807	$11,233	$11,556
Dec-2020	$11,182	$11,956	$12,423
Dec-2021	$11,031	$11,784	$12,232
Dec-2022	$9,144	$10,813	$10,641
Dec-2023	$9,392	$11,380	$11,229
Dec-2024	$9,476	$11,722	$11,369
Dec-2025	$10,131	$12,538	$12,199

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
WesMark Government Bond Fund	6.91%	-1.95%	0.13%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

Fund Statistics

Net Assets	$174,005,575
Number of Portfolio Holdings	101
Advisory Fee	$1,031,896
Portfolio Turnover	17%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Government National Mortgage Association, AE	3.1%
FIRST TENNESSEE BANK	3.0%
Freddie Mac Pool	2.3%
UMBS Freddie Mac Pool	2.3%
Fannie Mae Pool	2.3%
UMBS Fannie Mae Pool	2.3%
UMBS Freddie Mac Pool	2.2%
Fannie Mae Pool	2.2%
Freddie Mac Pool	2.1%
Fannie Mae Pool	2.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Lease	0.6%
Energy	0.6%
Treasury	0.6%
Abs	1.1%
Health Care	1.2%
Cmbs	1.6%
Consumer Discretionary	1.7%
U.S. Government & Agencies	2.3%
Financials	8.2%
U.S. Treasury Obligations	19.3%
CMO	23.3%
Mbs Passthrough	39.2%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Asset Backed Securities	2.7%
Collateralized Mortgage Obligations	23.3%
Corporate Bonds	11.8%
Money Market Funds	0.2%
Municipal Bonds	0.6%
U.S. Government & Agencies	61.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 (WMBDX)

WesMark Government Bond Fund

Annual Shareholder Report  December 31, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-AR 123125-WMBDX

 WMKGX

WesMark Large Company Fund

Annual Shareholder Report  December 31, 2025

Fund Overview

This annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Large Company Fund	$124	1.14%

How did the Fund perform during the reporting period?

The WesMark Large Company Fund (“Fund”) delivered a total return of 16.91% in 2025. The US stock market declined substantially in April with a large sale off following the “Liberation Day” tariff announcement followed by a recovery as tariff negotiations lowered the potential tariff rates.

Equity markets further advanced as corporate earnings remained resilient, inflation moderated, and investor sentiment improved alongside expectations for a stable economic backdrop. Growth‑oriented sectors such as technology, communication services, and consumer discretionary led the market’s upward momentum, supported by strong demand trends and continued innovation.

The Fund participated meaningfully in these gains, with performance driven by exposure to high‑quality companies demonstrating durable competitive advantages and consistent earnings growth.

Sector Allocations: The fund benefited from an overweight in communication services and an underweight in consumer staples and real estate. Increasing the weight in health care stocks as the year progressed also benefited the fund.

Stock Selection: Industrials, communication services and consumer discretionary contributed positively. Individual names with solid performance included Bloom Energy (BE) up 326%, Alphabet Inc-Class A (GOOGL) up 66%, RTX Corp (RTX) up 61% and Advanced Micro Devices (AMD) up 77%. Stock selection in information technology and health care distracted from performance. Individual names with weak performance include Cava (CAVA) down 50%, Novo Nordisk (NOV) down 39%, Salesforce (CRM) down 20% and UnitedHealth Group (UNH) down 33%.

Portfolio turnover remained low, reflecting the Fund’s commitment to a long‑term investment horizon and a focus on companies with sustainable growth characteristics. This approach helped mitigate volatility during periods of sector rotation and supported stable relative performance. Management continues to prioritize businesses with strong balance sheets, robust cash‑flow generation, and compelling strategic positioning.

How has the Fund performed over the last ten years?

The WesMark Large Company Fund returned 16.91% for the year ended December 31, 2025. This is in contrast to S&P 500 Total Return Index, which had a 17.88% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$40,000
$32,000
$24,000
$16,000
$8,000
$39,827
$32,108
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
WesMark Large Company Fund - $32,108
S&P 500® Index - $39,827

	WesMark Large Company Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,051	$11,196
Dec-2017	$12,485	$13,640
Dec-2018	$11,712	$13,042
Dec-2019	$14,819	$17,149
Dec-2020	$18,718	$20,304
Dec-2021	$23,597	$26,132
Dec-2022	$18,543	$21,399
Dec-2023	$22,610	$27,025
Dec-2024	$27,465	$33,786
Dec-2025	$32,108	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$334,718,825
Number of Portfolio Holdings	54
Advisory Fee	$2,514,629
Portfolio Turnover	25%

Average Annual Total Returns

	1 Year	5 Years	10 Years
WesMark Large Company Fund	16.91%	11.40%	12.37%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	6.8%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc., Class A	4.0%
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	2.7%
Tesla, Inc.	2.7%
Raytheon Technologies Corp.	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communication Services	0.5%
Money Market Funds	0.6%
Real Estate	0.9%
Materials	1.9%
Utilities	1.9%
Consumer Staples	3.2%
Energy	3.4%
Industrials	7.4%
Financials	9.9%
Health Care	10.6%
Consumer Discretionary	11.6%
Communications	11.7%
Technology	36.2%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKGX

WesMark Large Company Fund

Annual Shareholder Report  December 31, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-AR 123125-WMKGX

 WMKSX

WesMark Small Company Fund

Annual Shareholder Report  December 31, 2025

Fund Overview

This annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Small Company Fund	$131	1.21%

How did the Fund perform during the reporting period?

The WesMark Small Company Fund (“Fund”) delivered a return of 16.43% in 2025, above the Russell 2000 Index return of 12.81%. U.S. small caps exhibited the strongest performance in the second half of the year, driven by a broadening of returns beyond the concentrated drivers of the first half. A key contributor was the drop-in short-term rates where smaller companies tend to borrow to finance operations. Additionally, favorable fiscal policy, a general push towards reshoring manufacturing in the U.S. (small cap is disproportionately exposed to domestic investment), and higher-than-expected economic growth all supported domestic small cap.

The outperformance for the Fund for the year was largely driven by security selection in the industrial, information technology, and consumer discretionary sectors. The Fund historically tilts towards higher-quality characteristics, which again proved favorable. Positive performance came from the industrials sector returning 36%, the utilities sector returning 28%, and the information technology sector returning 26%. On the downside, consumer staples were down 7%, real estate was down 3%, and energy was down 2%.

On an individual security basis, Bloom Energy Corp. (BE) was a top performer, up 291%, followed by Celestica Inc (CLS) UP 220%, GRAIL Inc (GRAL) up 379%, and TTM Technologies Inc (TTMI) up 179%. For the laggards, AAON Inc. (AAON) down 35%, Surgery Partners Inc. (SGRY) down 27%, Integer Holdings Corp. (ITGR) down 41%, and The Hackett Group Inc. (HCKT) down 35%. The leaders were largely driven by continued infrastructure spend for data centers, while the laggards were largely companies expected to be adversely affected by increased utilization and development of artificial intelligence.

Portfolio turnover was slightly above the long-term trend for the Fund, mostly a result of active management of market cap style drift. The year was emblematic of the continued focus on rapidly growing companies in high-growth sectors that offer sustainable competitive advantages, while also trading at reasonable valuations.

How has the Fund performed over the last ten years?

The WesMark Small Company Fund returned 16.43% for the year ended December 31, 2025. This is in contrast to Rusell 2000 Index TR, which had a 12.81% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$32,000
$24,000
$16,000
$8,000
$29,768
$25,047
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
WesMark Small Company Fund - $29,768
Russell 2000® Index - $25,047

	WesMark Small Company Fund	Russell 2000® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,142	$12,131
Dec-2017	$12,612	$13,908
Dec-2018	$10,881	$12,376
Dec-2019	$13,092	$15,535
Dec-2020	$17,885	$18,636
Dec-2021	$22,039	$21,397
Dec-2022	$17,507	$17,024
Dec-2023	$20,924	$19,906
Dec-2024	$25,567	$22,203
Dec-2025	$29,768	$25,047

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$147,165,345
Number of Portfolio Holdings	91
Advisory Fee	$1,078,308
Portfolio Turnover	47%

Average Annual Total Returns

	1 Year	5 Years	10 Years
WesMark Small Company Fund	16.43%	10.73%	11.53%
Russell 2000® Index	12.81%	6.09%	9.62%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federated Hermes Government Obligations Fund	3.3%
Granite Construction, Inc.	2.8%
Moog, Inc., Class A	2.3%
Applied Industrial Technologies, Inc.	2.1%
First Bancorp	2.1%
DigitalOcean Holdings, Inc.	1.9%
Abercrombie & Fitch Company, Class A	1.7%
Atmus Filtration Tech	1.7%
Box, Inc., Class A	1.7%
Varonis Systems, Inc.	1.5%

Sector Weighting (% of net assets)

Value	Value
Communication Services	1.1%
Real Estate	2.0%
Consumer Staples	3.3%
Money Market Funds	3.3%
Utilities	3.9%
Materials	5.4%
Energy	5.8%
Consumer Discretionary	8.5%
Health Care	13.2%
Financials	15.5%
Technology	18.1%
Industrials	19.9%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKSX

WesMark Small Company Fund

Annual Shareholder Report  December 31, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

TSR-AR 123125-WMKSX

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

 WMKTX

WesMark Tactical Opportunity Fund

Annual Shareholder Report  December 31, 2025

Fund Overview

This annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Tactical Opportunity Fund	$156	1.45%

How did the Fund perform during the reporting period?

In 2025, the WesMark Tactical Opportunity Fund (“Fund”) delivered a total return of 15.42%, successfully navigating a year of extreme macro shifts. Unlike more static equity or bond funds, the Fund actively shifts its exposure capitalizing on dynamic market themes while looking to also provide an alternative return to these asset classes. The fund benefited from the historic surge in gold and the leadership transition to international equities.

Gold as a strategic pillar was a primary engine of positive return for the fund in 2025, as the metal hit record highs and the SPDR Gold Shares (GLD) up 64%, which also served as a crucial hedge during the "Liberation Day" tariff volatility in April. As the U.S. dollar weakened and central banks globally increased their reserves, the fund’s tactical allocation to gold provided uncorrelated returns that protected capital during equity drawdowns.

International Equity outperformance marked a "structural break" from decade-long U.S. dominance, with international markets outperforming domestic ones by their widest margin in decades. The fund's exposure to the iShares MSCI ACWI ex U.S. ETF (ACWX) up 33% provided a benefit.

Targeted equity sector investments was led by an investment in iShares Biotechnology ETF (IBB) up 28% while State Street Consumer Discretionary ETF (XLY) down 1% distracted.

Fixed Income returns were led by the iShares iBoxx $ Investment Grade Corporate Bond ETF (LQD) up 8%.

The fund’s tactical flexibility allows management to remain focused on high-conviction ETF exposures to maintain liquidity while seeking to exploit inconsistencies in global valuations.

How has the Fund performed since inception?

The WesMark Tactical Opportunity Fund returned 15.42% for the year ended December 31, 2025. This is in contrast to the S&P 500 Total Return Index, which had a 17.88% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$40,000
$32,000
$24,000
$16,000
$8,000
$33,119
$20,058
$17,184
$15,673
$11,848
Mar-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
WesMark Tactical Opportunity Fund - $17,184
60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF - $20,058
Bloomberg U.S. Aggregate Bond Index - $11,848
HFRI Fund of Funds Composite Index - $15,673
S&P 500® Index - $33,119

	WesMark Tactical Opportunity Fund	60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF	Bloomberg U.S. Aggregate Bond Index	HFRI Fund of Funds Composite Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2017	$10,833	$11,120	$10,323	$10,574	$11,343
Dec-2018	$10,270	$10,460	$10,324	$10,149	$10,845
Dec-2019	$11,976	$12,483	$11,224	$11,000	$14,260
Dec-2020	$12,991	$14,199	$12,066	$12,197	$16,884
Dec-2021	$14,802	$15,765	$11,880	$12,950	$21,730
Dec-2022	$12,970	$13,357	$10,334	$12,262	$17,795
Dec-2023	$13,891	$15,421	$10,906	$13,007	$22,473
Dec-2024	$14,888	$17,212	$11,042	$14,198	$28,095
Dec-2025	$17,184	$20,058	$11,848	$15,673	$33,119

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$49,896,194
Number of Portfolio Holdings	17
Advisory Fee	$359,688
Portfolio Turnover	41%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
WesMark Tactical Opportunity Fund	15.42%	5.75%	6.32%
60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF	16.53%	7.15%	8.24%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.94%
HFRI Fund of Funds Composite Index	10.39%	5.14%	5.22%
S&P 500® Index	17.88%	14.42%	14.51%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	15.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	14.0%
Vanguard Mega Cap Value ETF	8.5%
SPDR® Gold Shares	8.0%
Ishares Msci Acwi Index Fund	8.0%
iShares Russell 2000 Index Fund	7.5%
iShares Bloomberg Roll Select Commodity Strategy	5.9%
Vanguard Short-Term Corporate Bond ETF	5.5%
Invesco S&P 500 Equal Weight ETF	4.2%
iShares Core S&P Small-Cap ETF	4.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.7%
Equity	11.0%
Commodity	14.0%
Exchange-Traded Funds	73.6%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKTX

WesMark Tactical Opportunity Fund

Annual Shareholder Report  December 31, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

TSR-AR 123125-WMKTX

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

 WMKMX

WesMark West Virginia Municipal Bond Fund

Annual Shareholder Report  December 31, 2025

Fund Overview

This annual shareholder report contains important information about WesMark West Virginia Municipal Bond Fund for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark West Virginia Municipal Bond Fund	$119	1.16%

How did the Fund perform during the reporting period?

In 2025, the WesMark West Virginia Municipal Bond Fund (“Fund”) delivered a total return of 5.49%. This performance was particularly notable given a record-breaking year for municipal bond issuance and a highly volatile interest rate environment.

Similar to the broader markets, the Fund faced a sharp challenge in April. Following the "Liberation Day" tariff announcements, municipal bonds saw a brief but intense dislocation. In addition to the tariff caused volatility in the markets, tax-exempt bonds further suffered in the second quarter as issuance increased, and the Federal government debated tax deductibility of municipal bond interest income.

As the Federal Reserve pivoted to rate cuts in the second half of the year and West Virginia’s tax collections remained resilient, the Fund staged a strong recovery. By the fourth quarter, the Fund was capturing significant price appreciation as yields across the municipal curve normalized.

The Fund’s results were driven by a focus on high-quality West Virginia credits and strategic duration management:

Sector Allocations: The Fund benefited from an overweight in Education and Lease Revenue bonds, which remained stable even during periods of market stress. Top holdings included the Ohio County Board of Education (3.4%) and Hancock County Board of Education (2.6%), which provided consistent tax-exempt income.

Credit Quality: Performance was bolstered by a heavy concentration in AAA/AA rated credits. These stronger credits benefited from tighter spreads as investors grew more selective during the volatile spring months.

State-Specific Resilience: West Virginia's economy, supported by steady energy sectors and improved fiscal balances (reaching record levels in 2025), provided a fundamentally sound backdrop for local issuers.

Portfolio management maintained low turnover, adhering to a "buy-and-hold" philosophy focused on current tax-exempt income.

How has the Fund performed over the last ten years?

The WesMark West Virginia Municipal Bond Fund returned 5.49% for the year ended December 31, 2025. This is in contrast to the Bloomberg Municipal Bond Index, which had a 4.25% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$16,000
$8,000
$12,608
$11,984
$11,539
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
WesMark West Virginia Municipal Bond Fund - $11,539
Bloomberg Municipal Bond Index - $12,608
Bloomberg Municipal Bond: 5 Year GO (4-6) - $11,984

	WesMark West Virginia Municipal Bond Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 5 Year GO (4-6)
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,006	$10,025	$9,948
Dec-2017	$10,397	$10,571	$10,243
Dec-2018	$10,446	$10,707	$10,427
Dec-2019	$10,951	$11,513	$10,981
Dec-2020	$11,332	$12,113	$11,451
Dec-2021	$11,382	$12,297	$11,485
Dec-2022	$10,490	$11,249	$10,909
Dec-2023	$10,939	$11,969	$11,350
Dec-2024	$10,939	$12,095	$11,426
Dec-2025	$11,539	$12,608	$11,984

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$87,979,785
Number of Portfolio Holdings	116
Advisory Fee	$522,003
Portfolio Turnover	23%

Average Annual Total Returns

	1 Year	5 Years	10 Years
WesMark West Virginia Municipal Bond Fund	5.49%	0.36%	1.44%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal Bond: 5 Year GO (4-6)	4.89%	0.91%	1.83%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ohio County Board of Education	3.4%
Hancock County Board of Education	2.6%
Monongalia County Building Commission	2.3%
Mason County Public Service District Water Revenue	2.1%
Cabell County Board of Education	2.0%
Hampshire County Building Commission	1.9%
West Virginia Housing Development Fund	1.8%
West Virginia Housing Development Fund	1.7%
West Virginia Economic Development Authority	1.5%
Morgantown Utility Board Inc	1.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.1%
Special Tax	1.7%
Other	2.9%
State	3.4%
Education	4.5%
Health Care	4.7%
Local	13.1%
Housing	17.1%
Lease	22.4%
Utilities	29.6%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.1%
Municipal Bonds	99.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKMX

WesMark West Virginia Municipal Bond Fund

Annual Shareholder Report  December 31, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

TSR-AR 123125-WMKMX

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s Board of Trustees has determined that the following members of the Board’s Audit Committee are each an “audit committee financial expert” and are “independent” for purposes of this Item: Lawrence E. Bandi and Jordan A. Miller, Jr.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees

2025	$91,100
2024	$91,100

(b)	Audit-Related Fees There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

2025	$0
2024	$0

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advise and tax planning are as follows:

2025	$19,500
2024	$19,500

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:

2025	$2,000
2024	$1,500

These services were provided in connection with conducting Rule 17f-2 examinations and preparing related SEC filings.

(e) (1)	Audit Committee’s Pre-Approval Policies

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit Services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company structure or other matters.

AUDIT-RELATED SERVICES

Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the registrant’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-Related Services does not impair the independence of the auditor, and has pre-approved certain Audit-Related Services; all other Audit-Related Services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax Services to the registrant such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax Services; all Tax Services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)	The services described in paragraphs (c) and (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. There were no services of the kind described in paragraph (b) of this Item provided.

(f)	Not applicable to registrant.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the fiscal years of the registrant ended:

2025 – $15,000

2024 – $14,500

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s most recent annual financial statements required, and for the period covered by this report, by Regulation S-X are attached herewith.

Small Company Fund

Large Company Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds℠

Annual Financial Statements & Other Information » 12.31.25

(Includes N-CSR Items 7-11)

WesMark Small Company Fund	»	WMKSX
WesMark Large Company Fund	»	WMKGX
WesMark Balanced Fund	»	WMBLX
WesMark Government Bond Fund	»	WMBDX
WesMark West Virginia Municipal Bond Fund	»	WMKMX
WesMark Tactical Opportunity Fund	»	WMKTX

Table of Contents

December 31, 2025

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Small Company Fund
Schedule of Investments	2
Large Company Fund
Schedule of Investments	8
Balanced Fund
Schedule of Investments	12
Government Bond Fund
Schedule of Investments	21
West Virginia Municipal Bond Fund
Schedule of Investments	26
Tactical Opportunity Fund
Schedule of Investments	31
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	40
Notes to Financial Statements and Financial Highlights	46
Report of Independent Registered Public Accounting Firm	54
Additional Information	55
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	55
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	55
Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	55
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	55

Annual Report » December 31, 2025

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE - 2.3%
13,700	Moog, Inc., Class A	$3,336,635

	AIRLINES - 0.8%
270,000	JetBlue Airways Corporation(a)	1,228,500

	AUTO COMPONENTS - 1.2%
105,000	Garrett Motion, Inc.	1,830,150

	BIOTECHNOLOGY - 7.2%
78,200	ACADIA Pharmaceuticals, Inc.(a)	2,088,722
48,500	Arcutis Biotherapeutics, Inc.(a)	1,408,440
56,000	Catalyst Pharmaceutical Partners, Inc.(a)	1,307,040
27,000	CG oncology, Inc.(a)	1,121,040
39,700	Ideaya Biosciences, Inc.(a)	1,372,429
64,000	Intellia Therapeutics, Inc.(a)	575,360
37,000	Syndax Pharmaceuticals, Inc.(a)	777,370
50,800	Viking Therapeutics, Inc.(a)	1,787,144
		10,437,545
	BUILDING PRODUCTS - 3.7%
27,500	AAON, Inc.	2,096,875
8,797	Armstrong World Industries, Inc.	1,681,107
33,928	Gibraltar Industries, Inc.(a)	1,677,400
		5,455,382
	CAPITAL MARKETS - 2.6%
11,704	PJT Partners, Inc., Class A	1,956,908
28,962	Victory Capital Holdings, Inc.	1,827,213
		3,784,121
	CHEMICALS - 2.4%
24,800	H.B. Fuller Company	1,474,608
14,850	Hawkins, Inc.	2,109,591
		3,584,199
	CONSTRUCTION & ENGINEERING - 5.6%
6,900	Argan, Inc.	2,161,908
78,000	Centuri Holdings, Inc.(a)	1,969,500

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	CONSTRUCTION & ENGINEERING - 5.6% (Continued)
35,422	Granite Construction, Inc.	$4,085,928
		8,217,336
	CONSTRUCTION MACHINERY EQUIPMENT - 1.7%
48,400	Atmus Filtration Tech	2,512,444

	CONTAINERS & PACKAGING - 0.9%
18,839	Greif, Inc., Class A	1,275,400

	ELECTRIC UTILITIES - 1.2%
36,500	Portland General Electric Company	1,751,635

	ELECTRICAL EQUIPMENT - 2.5%
18,300	Bloom Energy Corp., Class A(a)	1,590,087
6,500	Powell Industries, Inc.	2,072,070
		3,662,157
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
10,000	Belden, Inc.	1,165,500
19,000	Cognex Corporation	683,620
8,327	OSI Systems, Inc.(a)	2,123,885
27,800	TTM Technologies, Inc.(a)	1,918,200
		5,891,205
	ENTERTAINMENT - 1.1%
44,600	IMAX Corporation(a)	1,648,416

	FOOD - 0.3%
15,000	Vital Farms, Inc.(a)	479,100

	FOOD PRODUCTS - 2.3%
33,000	BellRing Brands, Inc.(a)	882,090
133,500	Mama’s Creations Incorporated(a)	1,800,915
32,000	Simply Good Foods Company (The)(a)	642,560
		3,325,565
	HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
16,318	Integer Holdings Corporation(a)	1,279,821

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	HEALTH CARE EQUIPMENT & SUPPLIES - 1.8% (Continued)
17,400	LeMaitre Vascular, Inc.	$1,411,140
		2,690,961
	HEALTH CARE FACILITIES & SERVICES - 2.1%
66,449	Concentra Group Holdings Parent, Inc.	1,307,716
120,000	Surgery Partners, Inc.(a)	1,854,000
		3,161,716
	HOME BUILDING - 0.9%
66,500	Beazer Homes USA, Inc.(a)	1,347,955

	HOTELS & RESORTS - 1.0%
32,122	Hilton Grand Vacations, Inc.(a)	1,437,460

	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.2%
17,200	Ormat Technologies, Inc.	1,900,084

	INFORMATION TECHNOLOGY - 0.6%
46,900	Schrodinger, Inc. LLC(a)	838,572

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
57,000	Perella Weinberg Partners	986,100

	INSURANCE - 1.2%
25,600	Employers Holdings, Inc.	1,105,152
9,800	Goosehead Insurance, Inc., Class A	721,770
		1,826,922
	MACHINERY - 1.3%
79,751	Mueller Water Products, Inc., Class A	1,899,669

	MEDICAL EQUIPMENT & DEVICES - 0.3%
37,000	Carlsmed, Inc.(a)	456,950

	METALS & MINING - 0.7%
8,200	Materion Corporation	1,019,424

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	MULTI-UTILITIES - 1.1%
40,400	Avista Corporation	$1,557,016

	OIL & GAS EXPLORATION & PRODUCTION - 5.8%
92,549	Comstock Resources, Inc.(a)	2,145,286
9,900	Gulfport Energy Corp.(a)	2,059,101
79,538	Magnolia Oil & Gas Corporation, Class A	1,741,087
35,994	Matador Resources Company	1,527,585
48,500	Northern Oil and Gas, Inc.	1,041,295
		8,514,354
	PERSONAL CARE PRODUCTS - 0.8%
29,600	Oddity Tech Ltd., Class A(a)	1,189,328

	PERSONAL PRODUCTS - 0.7%
13,000	e.l.f. Beauty, Inc.(a)	988,520

	PHARMACEUTICALS - 1.8%
8,800	Axsome Therapeutics, Inc.(a)	1,607,232
17,609	Prestige Consumer Healthcare, Inc.(a)	1,086,299
		2,693,531
	PROFESSIONAL SERVICES - 0.7%
16,445	Korn Ferry	1,085,699

	REAL ESTATE INVESTMENT TRUSTS - 2.0%
61,000	Broadstone Net Lease, Inc.	1,059,570
35,000	National Storage Affiliates Trust	987,350
46,985	Sabra Health Care REIT, Inc.	889,896
		2,936,816
	REGIONAL BANKS - 11.0%
27,827	Ameris Bancorp	2,066,711
62,700	Atlantic Union Bancshares Corporation	2,213,310
22,169	Banner Corporation	1,389,110
46,816	Cadence Bank	2,005,597
60,108	First Bancorp	3,052,886
85,504	Old National Bancorp	1,907,594

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	REGIONAL BANKS - 11.0% (Continued)
94,400	Simmons First National Corporation, Class A	$1,779,440
58,400	United Community Banks, Inc.	1,823,248
		16,237,896
	RESTAURANTS - 1.9%
79,699	First Watch Restaurant Group, Inc.(a)	1,201,861
30,300	Kura Sushi USA, Inc.(a)	1,585,599
		2,787,460
	ROAD & RAIL - 0.3%
21,500	Covenant Transportation Group, Inc., Class A	473,860

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
39,700	Azenta, Inc.(a)	1,320,422
14,300	Rambus, Inc.(a)	1,314,027
		2,634,449
	SOFTWARE - 10.9%
73,500	Asana, Inc., Class A(a)	1,007,685
33,000	BlackLine, Inc.(a)	1,824,570
81,254	Box, Inc., Class A(a)	2,430,307
57,200	DigitalOcean Holdings, Inc.(a)	2,752,464
64,947	I3 Verticals, Inc., Class A(a)	1,636,015
64,500	Phreesia, Inc.(a)	1,091,340
12,156	Qualys, Inc.(a)	1,615,532
102,400	SentinelOne, Inc., Class A(a)	1,536,000
68,200	Varonis Systems, Inc.(a)	2,236,960
		16,130,873
	SPECIALTY RETAIL - 3.8%
20,000	Abercrombie & Fitch Company, Class A(a)	2,517,399
21,400	Advance Auto Parts, Inc.	841,020
70,000	Valvoline, Inc.(a)	2,034,200
		5,392,619
	TRADING COMPANIES & DISTRIBUTORS - 2.1%
12,005	Applied Industrial Technologies, Inc.	3,082,524

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	WATER UTILITIES - 0.4%
61,500	Global Water Resources, Inc.	$519,675

	TOTAL COMMON STOCKS (Cost $103,340,869)	142,210,223

	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
4,888,252	Federated Hermes Government Obligations Fund, 3.67% (Cost $4,888,252)(b)	4,888,252

	TOTAL INVESTMENTS - 100.0% (Cost $108,229,121)	$147,098,475
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	66,870
	NET ASSETS - 100.0%	$147,165,345

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 2.6%
48,000	Raytheon Technologies Corp.	$8,803,200

	APPAREL & TEXTILE PRODUCTS - 1.0%
68,882	On Holding A.G.(a)	3,201,635

	ASSET MANAGEMENT - 1.4%
32,000	Apollo Global Management Inc.	4,632,320

	AUTOMOBILES - 2.7%
19,900	Tesla, Inc.(a)	8,949,428

	BANKS - 5.3%
74,000	Bank of America Corporation	4,070,000
101,900	Fifth Third Bancorp	4,769,939
28,130	JPMorgan Chase & Co.	9,064,049
		17,903,988
	BEVERAGES - 0.4%
31,000	Celsius Holdings, Inc.(a)	1,417,940

	BIOTECHNOLOGY - 5.4%
22,978	AbbVie, Inc.	5,250,245
18,624	Amgen, Inc.	6,095,822
35,000	BioMarin Pharmaceutical, Inc.(a)	2,080,050
54,000	Exelixis, Inc.(a)	2,366,820
17,000	Neurocrine Biosciences, Inc.(a)	2,411,110
		18,204,047
	CAPITAL MARKETS - 1.1%
20,321	Morgan Stanley	3,607,587

	CHEMICALS - 1.0%
31,455	PPG Industries, Inc.	3,222,879

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	COMMUNICATIONS EQUIPMENT - 1.5%
28,000	Palo Alto Networks, Inc.(a)	$5,157,600

	ELECTRICAL EQUIPMENT - 0.9%
34,800	Bloom Energy Corp., Class A(a)	3,023,772

	ENERGY EQUIPMENT & SERVICES - 1.1%
126,000	Halliburton Company	3,560,760

	FINANCIAL SERVICES - 2.1%
6,669	BlackRock, Inc.	7,138,097

	FOOD & STAPLES RETAILING - 1.4%
41,900	Walmart, Inc.	4,668,079

	GAS & WATER UTILITIES - 1.0%
24,662	American Water Works Company, Inc.	3,218,391

	HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
6,000	Penumbra, Inc.(a)	1,865,460

	HOTELS & RESORTS - 1.3%
13,800	Marriott International, Inc., Class A	4,281,312

	HOUSEHOLD PRODUCTS - 1.4%
33,107	Procter & Gamble Co. (The)	4,744,564

	INTERACTIVE MEDIA & SERVICES - 9.6%
74,000	Amazon.com, Inc.(a)	17,080,680
20,300	Meta Platforms, Inc., Class A	13,399,827
70,000	Pinterest, Inc., Class A(a)	1,812,300
		32,292,807
	INTERNET MEDIA & SERVICES - 6.9%
72,860	Alphabet, Inc., Class A	22,805,180

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INTERNET SOFTWARE & SERVICES - 2.2%
24,100	Shopify, Inc., Class A(a)	$3,879,377
5,726	Spotify Technology S.A.(a)	3,325,145
		7,204,522
	LIFE SCIENCES TOOLS & SERVICES - 2.0%
11,829	Thermo Fisher Scientific, Inc.	6,854,314

	MACHINERY - 3.9%
11,164	Deere & Company	5,197,623
8,950	Parker-Hannifin Corporation	7,866,692
		13,064,315
	MANAGED HEALTH CARE - 1.6%
16,100	UnitedHealth Group, Inc.	5,314,771

	METALS & MINING - 0.9%
60,000	Freeport-McMoRan, Inc.	3,047,400

	OIL & GAS EXPLORATION & PRODUCTION - 2.3%
33,600	Chevron Corp.	5,120,976
19,000	Diamondback Energy, Inc.	2,856,270
		7,977,246
	PASSENGER TRANSPORTATION - 0.9%
38,000	Uber Technologies, Inc.(a)	3,104,980

	PHARMACEUTICALS - 1.0%
3,100	Eli Lilly & Co.	3,331,508

	REAL ESTATE INVESTMENT TRUSTS - 0.9%
17,300	American Tower Corp.	3,037,361

	RESTAURANTS - 1.6%
45,000	Cava Group, Inc.(a)	2,641,050
76,000	Chipotle Mexican Grill, Inc.(a)	2,812,000
		5,453,050

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 12.7%
35,468	Advanced Micro Devices, Inc.(a)	$7,595,827
31,540	Broadcom, Inc.	10,915,994
64,592	Marvell Technology, Inc.	5,489,028
99,304	NVIDIA Corp.	18,520,196
		42,521,045
	SOFTWARE - 10.6%
51,564	Microsoft Corp.	24,937,383
5,200	Oracle Corporation	1,013,532
22,490	salesforce.com, Inc.	5,957,826
14,500	Snowflake, Inc.(a)	3,180,720
		35,089,461
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.1%
87,500	Apple, Inc.	23,787,750

	TRANSACTION PROCESSING - 2.2%
13,000	Mastercard, Inc., Class A	7,421,440

	UTILITY COMPANY - 0.9%
27,800	Duke Energy Corporation	3,258,438

	TOTAL COMMON STOCKS (Cost $149,547,657)	333,166,647

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
1,944,761	Federated Hermes Government Obligations Fund, 3.67% (Cost $1,944,761)(b)	1,944,761

	TOTAL INVESTMENTS - 100.1% (Cost $151,492,418)	$335,111,408
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(392,583)
	NET ASSETS - 100.0%	$334,718,825

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5%
	AEROSPACE & DEFENSE - 0.8%
2,800	L3Harris Technologies, Inc.	$821,996

	ASSET MANAGEMENT - 0.7%
11,000	TPG, Inc.	702,240

	BANKS - 6.8%
14,000	Bank of America Corporation	770,000
8,709	JPMorgan Chase & Co.	2,806,214
8,000	PNC Financial Services Group, Inc. (The)	1,669,840
26,809	U.S. Bancorp	1,430,528
		6,676,582
	BEVERAGES - 1.5%
10,486	PepsiCo, Inc.	1,504,951

	BIOTECHNOLOGY - 2.4%
10,150	AbbVie, Inc.	2,319,174

	BUILDING PRODUCTS - 0.6%
10,500	Carrier Global Corporation	554,820

	CABLE & SATELLITE - 1.0%
33,000	Comcast Corp., Class A	986,370

	CAPITAL MARKETS - 2.1%
2,350	Goldman Sachs Group, Inc. (The)	2,065,650

	COMMUNICATIONS EQUIPMENT - 2.2%
28,500	Cisco Systems, Inc.	2,195,355

	ELECTRIC UTILITIES - 0.8%
14,099	Dominion Energy, Inc.	826,060

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5% (Continued)
	ELECTRICAL EQUIPMENT - 0.7%
2,100	Eaton Corp., PLC	$668,871

	ENTERTAINMENT CONTENT - 0.6%
5,300	Walt Disney Co. (The)	602,981

	FOOD & STAPLES RETAILING - 2.2%
18,987	Walmart, Inc.	2,115,341

	INTERACTIVE MEDIA & SERVICES - 2.3%
3,470	Meta Platforms, Inc., Class A	2,290,512

	INTERNET & DIRECT MARKETING RETAIL - 0.7%
2,900	Amazon.com, Inc.(a)	669,378

	INTERNET MEDIA & SERVICES - 2.1%
6,500	Alphabet, Inc., Class A	2,034,500

	IT SERVICES - 1.3%
4,400	International Business Machines Corporation	1,303,324

	MACHINERY - 3.3%
4,455	Caterpillar, Inc.	2,552,136
1,599	Deere & Company	744,446
		3,296,582
	MANAGED HEALTH CARE - 0.5%
1,400	UnitedHealth Group, Inc.	462,154

	METALS & MINING - 0.8%
15,000	Freeport-McMoRan, Inc.	761,850

	MULTI-LINE RETAIL - 1.0%
10,065	Target Corp.	983,854

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5% (Continued)
	OIL & GAS EXPLORATION & PRODUCTION - 4.3%
17,313	Chevron Corp.	$2,638,675
7,299	EOG Resources, Inc.	766,468
5,117	Valero Energy Corp.	832,996
		4,238,139
	PHARMACEUTICALS - 4.1%
1,721	Eli Lilly & Co.	1,849,524
17,956	Merck & Co., Inc.	1,890,048
8,200	Novo Nordisk A/S - ADR	417,216
		4,156,788
	REAL ESTATE INVESTMENT TRUSTS - 1.6%
2,600	American Tower Corp.	456,482
11,408	CubeSmart	411,258
4,400	Digital Realty Trust, Inc.	680,724
		1,548,464
	SEMICONDUCTORS - 1.2%
7,000	Texas Instruments, Inc.	1,214,430

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
1,700	Broadcom, Inc.	588,370

	SOFTWARE - 3.6%
6,340	Microsoft Corp.	3,066,151
2,500	Oracle Corporation	487,275
		3,553,426
	SPECIALTY RETAIL - 3.4%
4,314	Dick’s Sporting Goods, Inc.	854,043
7,773	Lowe’s Cos., Inc.	1,874,536
4,200	TJX Cos., Inc. (The)	645,162
		3,373,741
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.1%
18,261	Apple, Inc.	4,964,436

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5% (Continued)
	UTILITY COMPANY - 1.2%
9,886	Duke Energy Corporation	$1,158,738

	TOTAL COMMON STOCKS (Cost $30,856,659)	58,639,077

		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(b)
	CMBS — 0.0%(b)
18,885	Morgan Stanley Capital I Trust 2015-UBS8 Series UBS8 A4		3.8090	12/17/48	18,885
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,305)				18,885

	CORPORATE BONDS — 24.9%
	ASSET MANAGEMENT — 1.0%
250,000	Blackrock Inc		2.4000	04/30/30	234,152
500,000	Charles Schwab Corporation (The)(c)		5.8530	05/19/34	535,854
250,000	Legg Mason, Inc.		4.7500	03/15/26	250,227
					1,020,233
	AUTOMOTIVE — 0.5%
550,000	American Honda Finance Corp		1.8000	01/13/31	486,201

	BANKING — 1.7%
500,000	Fifth Third Bank NA		3.8500	03/15/26	499,651
500,000	Morgan Stanley Private Bank(c)	SOFRRATE + 108.000%	4.7340	07/18/31	506,952
150,000	PNC Bank National Association		2.7000	10/22/29	141,695
500,000	PNC Financial Services Group Inc/The(c)		6.8750	10/20/34	566,113
					1,714,411
	BIOTECH & PHARMA — 1.0%
500,000	AbbVie Inc(d)		3.2000	11/21/29	485,022
175,000	Abbvie, Inc.		4.5500	03/15/35	172,395
139,684	Bristol-Myers Squibb Company		3.9000	02/20/28	140,069

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	BIOTECH & PHARMA — 1.0% (Continued)
175,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	$196,639
					994,125
	COMMERCIAL SUPPORT SERVICES — 0.5%
500,000	Republic Services Inc		5.7000	05/15/41	525,505

	DIVERSIFIED INDUSTRIALS — 1.3%
500,000	3M Company		3.3750	03/01/29	490,507
175,000	Honeywell International Inc		5.7000	03/15/37	185,844
500,000	Honeywell International, Inc.		4.5000	01/15/34	495,727
					1,172,078
	ELECTRIC UTILITIES — 2.6%
500,000	CenterPoint Energy Houston Electric LLC		4.4500	10/01/32	498,249
500,000	Duke Energy Carolinas LLC		4.8500	03/15/30	515,325
500,000	National Rural Utilities Cooperative Finance Corp.		5.0000	02/07/31	517,146
500,000	Nextera Energy Capital Holding, Inc.		3.5500	05/01/27	497,285
500,000	Wisconsin Electric Power		4.7500	09/30/32	510,215
					2,538,220
	ENGINEERING & CONSTRUCTION — 1.0%
500,000	Jacobs Engineering Group, Inc.		5.9000	03/01/33	527,904
500,000	Quanta Services Inc		5.1000	08/09/35	501,291
					1,029,195
	ENTERTAINMENT CONTENT — 0.5%
500,000	Activison Blizzard, Inc.		3.4000	09/15/26	494,460

	FOOD & STAPLES RETAILING — 0.5%
500,000	Wal-Mart Stores, Inc.		5.2500	09/01/35	529,385

	INSURANCE — 3.0%
500,000	Berkshire Hathaway Finance Corporation		2.8750	03/15/32	466,184
400,000	Marsh & McLennan Cos Inc		2.3750	12/15/31	359,347
500,000	MetLife Inc		5.8750	02/06/41	526,593
500,000	Mutual of Omaha Cos Global Funding(d)		5.0000	04/01/30	511,729
500,000	Progressive Corporation (The)		4.9500	06/15/33	513,381
500,000	Protective Life Corp.(d)		5.3500	12/15/35	505,832
					2,883,066

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	INTERNET MEDIA & SERVICES — 0.3%
250,000	Expedia, Inc.		3.8000	02/15/28	$248,849

	LEISURE FACILITIES & SERVICES — 0.5%
500,000	Marriott International Series KK		4.9000	04/15/29	511,832

	MACHINERY — 1.1%
500,000	Caterpillar Financial Services Corp		3.6000	08/12/27	499,638
500,000	Ingersoll Rand, Inc.		5.7000	08/14/33	529,986
					1,029,624
	MEDICAL EQUIPMENT & DEVICES — 0.5%
500,000	GE HealthCare Technologies, Inc.		5.6500	11/15/27	515,142

	OIL & GAS PRODUCERS — 1.4%
500,000	Marathon Oil Corporation		6.6000	10/01/37	528,334
500,000	ONEOK Inc		5.8000	11/01/30	527,295
250,000	Phillips 66		4.6500	11/15/34	245,037
					1,300,666
	REAL ESTATE INVESTMENT TRUSTS — 1.0%
500,000	Prologis Targeted US Logistics Fund LP(d)		5.2500	04/01/29	515,372
500,000	Prologis Targeted US Logistics Fund LP(d)		4.7500	01/15/36	489,693
					1,005,065
	RENEWABLE ENERGY — 1.0%
500,000	Duke Energy Corporation		4.3000	03/15/28	502,924
500,000	NextEra Energy Capital Holdings Inc		5.0000	07/15/32	512,686
					1,015,610
	RETAIL - CONSUMER STAPLES — 1.3%
250,000	Dollar Tree, Inc.		4.2000	05/15/28	250,211
500,000	Target Corp		4.4000	01/15/33	499,954
500,000	Walmart, Inc.		3.9500	06/28/38	465,162
					1,215,327
	RETAIL - DISCRETIONARY — 0.6%
175,000	Home Depot, Inc. (The)		5.8750	12/16/36	189,904

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 24.9% (Continued)
	RETAIL - DISCRETIONARY — 0.6% (Continued)
500,000	O’Reilly Automotive, Inc.		4.3500	06/01/28	$504,601
					694,505
	SEMICONDUCTORS — 0.5%
500,000	Broadcom, Inc.		5.2000	04/15/32	519,267

	SOFTWARE — 0.5%
500,000	Oracle Corporation		5.2500	02/03/32	500,129

	TECHNOLOGY HARDWARE — 0.6%
500,000	Dell International LLC / EMC Corp.		5.7500	02/01/33	527,260

	TECHNOLOGY SERVICES — 0.5%
500,000	PayPal Holdings, Inc.		4.4000	06/01/32	499,356

	TRANSPORTATION & LOGISTICS — 1.0%
500,000	American Express Company		5.0430	05/01/34	513,303
500,000	FedEx Corp(d)		4.2500	05/15/30	502,577
					1,015,880
	TRANSPORTATION EQUIPMENT — 0.5%
500,000	PACCAR Financial Corp		4.4500	08/06/27	506,101

	TOTAL CORPORATE BONDS (Cost $24,184,872)				24,491,492

	MUNICIPAL BONDS — 2.1%
	HIGHER EDUCATION — 0.6%
575,000	Marshall University		3.1770	05/01/29	558,225

	LOCAL AUTHORITY — 0.4%
450,000	Commonwealth Financing Authority		4.0140	06/01/33	441,483

	SCHOOL DISTRICT — 0.4%
270,000	Belding Area Schools		6.7000	05/01/27	270,684

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.1% (Continued)
	SCHOOL DISTRICT — 0.4% (Continued)
200,000	Charter Oak Unified School District	2.6810	08/01/36	$166,772
				437,456
	TAX INCREMENT FINANCING — 0.7%
605,000	Columbus-Franklin County Finance Authority	4.4900	11/15/32	600,753

	TOTAL MUNICIPAL BONDS (Cost $2,103,082)			2,037,917

	U.S. GOVERNMENT & AGENCIES — 9.9%
	AGENCY MBS OTHER — 2.3%
545,769	Fannie Mae Pool AM6756	3.5700	10/01/29	538,717
110,183	Fannie Mae Pool MA3621	3.5000	03/01/39	106,191
42,385	Fannie Mae Pool BN4896	4.0000	01/01/49	40,802
99,198	Fannie Mae Pool MA3592	4.0000	02/01/49	95,794
285,034	Fannie Mae Pool BP4338(c)	4.8700	03/01/49	295,608
390,242	Fannie Mae Pool MA4841	5.0000	12/01/52	391,016
30,614	Freddie Mac Gold Pool G18527	3.0000	10/01/29	30,221
161,350	Freddie Mac Gold Pool G18707	3.5000	09/01/33	159,779
341,856	Government National Mortgage Association Series 126 DA	3.5000	01/20/48	328,105
138,848	Small Business Administration Pools 510136(c)	4.7500	01/25/42	139,730
146,589	Small Business Administration Pools 509913(c)	4.6500	07/25/42	146,019
				2,271,982
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.1%
83,728	FHLMC Series 4517 Class PC	2.5000	05/15/44	81,209

	GOVERNMENT SPONSORED — 0.8%
750,000	Federal Home Loan Banks	4.6250	11/17/26	756,471

	U.S. TREASURY BONDS — 6.2%
500,000	U.S. Treasury Bonds	3.5000	02/15/39	455,859
500,000	U.S. Treasury Notes	2.8750	08/15/28	492,051
500,000	U.S. Treasury Notes	4.1250	11/15/32	505,781
150,000	U.S. Treasury Notes	4.7500	02/15/37	157,198
100,000	United States Treasury Note	3.8750	11/30/27	100,723

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.9% (Continued)
	U.S. TREASURY BONDS — 6.2% (Continued)
750,000	United States Treasury Note	3.5000	01/31/30	$745,811
500,000	United States Treasury Note B	4.1250	08/31/30	508,887
1,500,000	United States Treasury Note	4.2500	08/15/35	1,511,015
150,000	United States Treasury Note	4.5000	02/15/36	154,893
1,500,000	United States Treasury Note/Bond	3.6250	09/30/30	1,494,433
				6,126,651
	U.S. TREASURY INFLATION PROTECTED — 0.5%
500,000	United States Treasury Inflation Indexed Bonds	1.6250	10/15/29	522,614

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,820,230)			9,758,927

	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND - 3.6%
3,594,515	Federated Hermes Government Obligations Fund, 3.67% (Cost $3,594,515)(e)			3,594,515

	TOTAL INVESTMENTS - 100.0% (Cost $70,578,663)			$98,540,813
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%			300,244
	NET ASSETS - 100.0%			$98,841,057

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is 3,010,225 or 3.1% of net assets.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.7%
	AGENCY CMBS — 1.6%
3,000,000	Freddie Mac Multifamily Series K154 A3	3.4590	11/25/32	$2,859,584

	WHOLE BUSINESS — 1.1%
1,103,185	United States Small Business Series 20H 1	3.5800	08/01/38	1,074,096
915,436	United States Small Business Administration Series 20D 1	1.5400	04/01/41	780,726
				1,854,822
	TOTAL ASSET BACKED SECURITIES (Cost $4,727,360)			4,714,406

	COLLATERALIZED MORTGAGE OBLIGATIONS — 23.3%
428,287	Fannie Mae REMIC Trust 2003-W18 Series W18 2A(a)	5.1880	10/25/49	431,810
494,386	Fannie Mae REMIC Trust 2004-W14 Series W14 1AF	4.5860	07/25/44	479,792
2,609,922	Fannie Mae REMICS Series 6 BV	5.5000	02/25/35	2,657,711
1,980,933	Fannie Mae REMICS Series 76 D	5.5000	08/25/45	2,023,848
666,595	Fannie Mae REMICS Series 90 DA	3.0000	08/25/46	599,077
2,345,198	Fannie Mae REMICS Series 83 DA	6.0000	01/25/48	2,403,991
378,182	Fannie Mae REMICS Series 74 LB	3.0000	10/25/49	349,016
2,804,802	Federal Home Loan Mortgage Corporation SD8363	6.0000	09/01/53	2,888,738
1,295,597	Freddie Mac REMICS Series 5374 AV	5.5000	11/25/34	1,319,223
1,861,514	Freddie Mac REMICS Series 5495 VD	5.0000	11/25/35	1,889,865
2,788,669	Freddie Mac REMICS Series 5497 VA	5.0000	12/25/35	2,819,467
2,694,377	Freddie Mac REMICS Series 5386 CV	5.5000	02/25/37	2,760,931
532,059	Freddie Mac REMICS Series 4629 QG	2.5000	11/15/46	467,588
667,976	Freddie Mac REMICS Series 5227 JW	4.0000	01/25/49	653,953
1,420,877	Freddie Mac REMICS Series 5088 HC	0.7500	10/25/50	1,041,672
3,495,246	Freddie Mac REMICS Series 5020 TP	2.0000	10/25/50	2,811,909
1,129,369	Freddie Mac REMICS Series 5417 E	5.5000	12/25/50	1,144,163
1,873,792	Freddie Mac REMICS Series 5058 TJ	2.0000	01/25/51	1,500,076
1,530,192	Freddie Mac Strips Series 330 F4	4.7790	10/15/37	1,512,461
166,554	Freddie Mac Structured Pass-Through Certificates Series 55 1A3A	4.5860	03/25/43	165,895
469,751	Government National Mortgage Association Series 59 FL	4.3480	05/20/40	467,042
365,679	Government National Mortgage Association Series 38 KA	1.2500	02/20/42	339,717

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 23.3% (Continued)
5,833,136	Government National Mortgage Association Series 39 AE		1.7500	01/20/43	$5,348,405
1,627,749	Government National Mortgage Association Series 155 PE		1.5000	09/20/51	1,418,162
5,000,000	Government National Mortgage Association Series 203 B		2.0000	04/16/62	3,000,671
					40,495,183
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,871,481)				40,495,183

	CORPORATE BONDS — 11.8%
	BANKING — 8.0%
1,000,000	Associated Banc-Corp.		6.4550	08/29/30	1,039,415
1,000,000	Comerica Inc		4.0000	02/01/29	990,916
5,000,000	FIRST TENNESSEE BANK		5.7500	05/01/30	5,172,082
2,000,000	FNB Corporation		5.7220	12/11/30	2,042,970
1,000,000	KeyCorporation		2.2500	04/06/27	977,779
1,000,000	PNC Financial Services(b)		6.0370	10/28/33	1,081,356
500,000	PNC Financial Services Group(b)	SOFR + 1.730%	6.6150	10/20/27	510,107
1,000,000	US Bancorp(b)		4.8390	02/01/34	1,007,647
1,000,000	Wintrust Financial Corporation		4.8500	06/06/29	996,409
					13,818,681
	BIOTECH & PHARMA — 1.2%
2,000,000	Amgen, Inc.		5.2500	03/02/33	2,070,921

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Morgan Stanley Series F(b)		5.2970	04/20/37	508,924

	OIL & GAS PRODUCERS — 0.6%
1,000,000	Kinder Morgan, Inc.		5.2000	06/01/33	1,029,321

	RETAIL - DISCRETIONARY — 1.7%
2,000,000	AutoZone, Inc.		4.7500	02/01/33	2,009,059

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.8% (Continued)
	RETAIL - DISCRETIONARY — 1.7% (Continued)
1,000,000	Genuine Parts Co Sr Nt		4.9500	08/15/29	1,017,006
					$3,026,065
	TOTAL CORPORATE BONDS (Cost $19,633,199)				20,453,912

	MUNICIPAL BONDS — 0.6%
	APPROPRIATION — 0.6%
1,000,000	Wheeling Municipal Building Commission		5.5580	08/01/37	1,026,968

	TOTAL MUNICIPAL BONDS (Cost $1,000,000)				1,026,968

	U.S. GOVERNMENT & AGENCIES — 61.3%
	AGENCY MBS OTHER — 39.1%
3,158,063	Fannie Mae Pool AN0897		3.4400	02/01/32	3,033,777
2,124,791	Fannie Mae Pool BM7239		4.5000	02/01/41	2,130,609
1,570,401	Fannie Mae Pool MA4715		4.5000	07/01/42	1,574,539
3,286,588	Fannie Mae Pool MA4780		4.5000	10/01/42	3,304,669
3,439,002	Fannie Mae Pool MA4801		4.5000	11/01/42	3,457,921
4,195,482	Fannie Mae Pool FA3075		3.5000	12/01/42	3,977,702
1,594,390	Fannie Mae Pool MA4865		4.5000	01/01/43	1,603,163
1,675,652	Fannie Mae Pool MA4904		5.5000	01/01/43	1,702,461
1,564,459	Fannie Mae Pool MA2711		3.0000	08/01/46	1,392,451
816,826	Fannie Mae Pool CB2212		1.7420	11/01/51	745,227
3,864,484	Fannie Mae Pool MA4626		4.0000	06/01/52	3,690,204
3,843,149	Fannie Mae Pool MA4656		4.5000	07/01/52	3,769,605
2,202,552	Fannie Mae Pool MA4807		5.5000	11/01/52	2,249,332
1,977,612	Fannie Mae Pool MA4847		6.0000	11/01/52	2,040,768
1,106,094	Freddie Mac Non Gold Pool		3.1280	05/01/52	1,052,345
1,712,460	Freddie Mac Non Gold Pool 841733		2.0900	06/01/52	1,632,188
968,264	Freddie Mac Pool QA6315		3.5000	01/01/50	910,804
3,904,005	Freddie Mac Pool SD8222		4.0000	06/01/52	3,727,944
2,472,976	Freddie Mac Pool SD8265		4.0000	11/01/52	2,360,328
4,030,965	Freddie Mac Pool SD8299		5.0000	02/01/53	4,038,544

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.3% (Continued)
	AGENCY MBS OTHER — 39.1% (Continued)
797,202	Freddie Mac Pool SD8362	5.5000	09/01/53	$810,949
2,259,404	Ginnie Mae II Pool MA8192	4.0000	08/20/52	2,110,202
2,015,700	Ginnie Mae II Pool MA8419	5.5000	11/20/52	2,025,523
1,059,943	Ginnie Mae II Pool MA8481	5.5000	12/20/52	1,064,457
1,987,338	Ginnie Mae II Pool MB0565	4.5000	08/20/55	1,993,758
3,921,210	UMBS Fannie Mae Pool MA4918	5.0000	02/01/53	3,928,581
3,951,832	UMBS Freddie Mac Pool SD8257	4.5000	10/01/52	3,875,391
3,997,309	UMBS Freddie Mac Pool SD8288	5.0000	01/01/53	4,005,028
				68,208,470
	GOVERNMENT SPONSORED — 2.3%
2,000,000	Federal Farm Credit Banks Funding Corp	3.7300	10/22/32	1,950,792
2,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,995,156
				3,945,948
	U.S. TREASURY BONDS — 19.9%
2,500,000	U. S. Treasury Strips(c)	–	08/15/43	1,036,320
1,000,000	U.S. Treasury Bonds	1.1250	08/15/40	628,516
2,000,000	U.S. Treasury Bonds	2.3750	02/15/42	1,472,852
1,000,000	U.S. Treasury Bonds	3.7500	11/15/43	876,680
3,000,000	U.S. Treasury Notes	2.8750	05/15/28	2,957,695
2,500,000	U.S. Treasury Notes	2.8750	08/15/28	2,460,253
2,000,000	U.S. Treasury Notes	1.5000	02/15/30	1,837,461
500,000	U.S. Treasury Notes	4.6250	03/15/26	500,962
2,275,000	U.S. Treasury Strips(c)	–	08/15/41	1,064,139
1,000,000	United States Treasury Note	3.8750	12/31/27	1,007,578
2,500,000	United States Treasury Note	2.7500	05/31/29	2,433,350
2,000,000	United States Treasury Note	0.6250	08/15/30	1,740,625
2,000,000	United States Treasury Note	1.7500	08/15/41	1,350,195
2,000,000	United States Treasury Note/Bond	2.0000	11/15/41	1,396,563
2,200,000	United States Treasury Strip Coupon(c)	–	02/15/40	1,124,880
2,150,000	United States Treasury Strip Coupon(c)	–	05/15/40	1,083,811
2,200,000	United States Treasury Strip Coupon(c)	–	11/15/40	1,074,821
2,300,000	United States Treasury Strip Coupon(c)	–	02/15/41	1,107,358
2,200,000	United States Treasury Strip Coupon(c)	–	05/15/41	1,044,777
2,400,000	United States Treasury Strip Coupon(c)	–	11/15/42	1,041,472

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.3% (Continued)
	U.S. TREASURY BONDS — 19.9% (Continued)
2,320,000	United States Treasury Strip Coupon(c)	–	02/15/43	$991,399
3,000,000	United States Treasury Strip Coupon(c)	–	05/15/43	1,263,443
2,500,000	United States Treasury Strip Coupon(c)	–	11/15/43	1,021,062
2,440,000	United States Treasury Strip Coupon(c)	–	02/15/44	981,673
2,475,000	United States Treasury Strip Coupon(c)	–	05/15/44	981,651
2,700,000	United States Treasury Strip Coupon(c)	–	08/15/44	1,055,390
2,700,000	United States Treasury Strip Coupon(c)	–	11/15/44	1,041,513
				34,576,439
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $107,908,302)			106,730,857

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
362,532	Federated Hermes Government Obligations Fund, 3.67% (Cost $362,532)(d)			362,532

	TOTAL INVESTMENTS - 99.9% (Cost $176,502,874)			$173,783,858
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			221,717
	NET ASSETS - 100.0%			$174,005,575

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 99.5%
	APPROPRIATION — 22.4%
580,000	Berkeley County Building Commission	2.0000	06/01/35	$496,289
750,000	Berkeley County Building Commission	2.0000	06/01/40	553,436
400,000	Berkeley County Building Commission	4.0000	06/01/40	401,701
950,000	Brooke County Building Commission	3.0000	12/01/36	908,179
265,000	City of Buckhannon WV	3.7000	12/01/28	258,101
680,000	Fayette County Board of Education/WV	2.0000	10/01/27	655,022
545,000	Fayette County Board of Education/WV	2.2500	10/01/30	500,989
500,000	Fayette County Board of Education/WV	2.0000	10/01/31	447,618
640,000	Fayette County Board of Education/WV	2.2500	10/01/32	567,423
565,000	Fayette County Board of Education/WV	2.5000	10/01/33	503,505
355,000	Hampshire County Building Commission	3.0000	01/01/29	338,550
380,000	Hampshire County Building Commission	3.0000	01/01/31	353,377
1,660,000	Hampshire County Building Commission	4.2500	01/01/35	1,660,262
1,000,000	Harrison County Building Commission	3.5000	10/01/35	906,179
1,000,000	Jefferson County Building Commission	4.8750	07/01/45	1,020,925
900,000	Jefferson County School District Finance Corp	3.0000	12/01/35	862,853
900,000	Kanawha County Public Building Commission	4.0000	12/01/39	910,453
850,000	Lewis County Building Commission	4.7500	02/01/38	863,845
2,320,000	Monongalia County Building Commission	2.0000	02/01/34	2,014,154
1,030,000	Moundsville Building Commission	4.0000	08/01/37	1,036,801
700,000	Parkersburg Municipal Building Commission	4.2500	11/01/44	683,883
500,000	Putnam County Building Commission	4.0000	05/01/37	514,278
500,000	West Virginia Commissioner of Highways	5.0000	09/01/29	519,625
1,350,000	West Virginia Economic Development Authority	4.7500	08/01/29	1,352,135
310,000	West Virginia Economic Development Authority	3.5000	06/01/30	310,133
670,000	West Virginia Economic Development Authority	3.5000	06/01/30	670,287
355,000	West Virginia Economic Development Authority	3.5000	06/01/30	355,152
				19,665,155
	BOND BANK — 1.1%
500,000	West Virginia Water Development Authority	5.0000	10/01/32	507,016
500,000	West Virginia Water Development Authority	4.0000	10/01/41	500,145
				1,007,161
	COUNTY — 1.1%
1,000,000	Colorado Hsg & Fin Auth Multifamily Tax-Exempt	4.4800	03/01/44	996,932

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 99.5% (Continued)
	HIGHER EDUCATION — 2.3%
400,000	West Virginia Higher Education Policy Commission	3.6000	04/01/27	$400,079
100,000	West Virginia Higher Education Policy Commission	4.0000	04/01/34	100,013
485,000	West Virginia University	5.2500	04/01/28	496,446
1,000,000	West Virginia University	4.0000	10/01/37	1,017,428
				2,013,966
	HOSPITALS — 4.7%
1,000,000	Bexar County Hospital District	4.0000	02/15/43	947,136
1,000,000	West Virginia Hospital Finance Authority	4.0000	06/01/29	1,003,934
500,000	West Virginia Hospital Finance Authority	4.0000	06/01/34	500,855
1,000,000	West Virginia Hospital Finance Authority	5.2500	06/01/43	1,067,665
595,000	West Virginia Hospital Finance Authority	5.2500	06/01/45	625,497
				4,145,087
	OTHER — 2.9%
500,000	West Virginia Economic Development Authority	3.0000	06/15/31	500,903
1,000,000	West Virginia Economic Development Authority	5.0000	07/01/32	1,033,103
515,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/26	515,869
535,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/27	535,926
				2,585,801
	PRIMARY AND SECONDARY EDUCATION — 2.2%
1,040,000	Anderson-Shiro Consolidated Ind School District	4.0000	02/15/46	987,371
1,000,000	Clark County School District	4.0000	06/15/42	986,794
				1,974,165
	SALES TAX — 0.6%
450,000	County of Ohio WV Special District	5.0000	06/01/30	485,845

	SCHOOL DISTRICT — 12.0%
2,000,000	Cabell County Board of Education	2.0000	06/01/33	1,774,055
1,000,000	El Paso Independent School District	4.0000	08/15/48	922,508
2,265,000	Hancock County Board of Education	4.1100	05/01/36	2,266,624
3,000,000	Ohio County Board of Education	3.0000	06/01/33	2,962,899
635,000	Ohio County Board of Education	3.0000	06/01/34	625,038
800,000	Prosper Independent School District	4.0000	02/15/52	730,098

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 99.5% (Continued)
	SCHOOL DISTRICT — 12.0% (Continued)
700,000	Wood County Board of Education	4.0000	06/01/38	$719,620
500,000	Wyoming County Board of Education	4.0000	06/01/39	511,958
				10,512,800
	SINGLE-FAMILY HOUSING — 17.1%
1,000,000	Columbus-Franklin County Finance Authority	4.8200	11/01/43	1,069,100
1,000,000	Pennsylvania Housing Finance Agency	4.6250	10/01/45	1,000,745
500,000	West Virginia Housing Development Fund	3.4500	05/01/30	507,933
150,000	West Virginia Housing Development Fund	5.0000	11/01/31	166,079
500,000	West Virginia Housing Development Fund	2.0000	11/01/32	448,184
500,000	West Virginia Housing Development Fund	3.4500	11/01/33	499,983
1,000,000	West Virginia Housing Development Fund	4.1000	11/01/33	1,055,678
370,000	West Virginia Housing Development Fund	3.8500	11/01/34	373,914
500,000	West Virginia Housing Development Fund	4.3750	05/01/35	517,544
500,000	West Virginia Housing Development Fund	3.8000	05/01/36	502,598
1,575,000	West Virginia Housing Development Fund	3.8000	11/01/37	1,579,968
1,000,000	West Virginia Housing Development Fund	4.1500	11/01/38	1,016,090
1,500,000	West Virginia Housing Development Fund	4.1500	11/01/38	1,525,824
1,000,000	West Virginia Housing Development Fund	4.0000	11/01/39	998,792
500,000	West Virginia Housing Development Fund	4.4500	11/01/43	503,410
1,000,000	West Virginia Housing Development Fund	4.3000	11/01/44	1,003,282
500,000	West Virginia Housing Development Fund	4.7000	11/01/44	508,358
1,000,000	West Virginia Housing Development Fund	4.7500	11/01/45	1,012,509
750,000	West Virginia Housing Development Fund	5.0500	11/01/45	769,573
				15,059,564
	STATE — 3.4%
300,000	State of West Virginia	3.2500	06/01/33	301,671
500,000	State of West Virginia	5.0000	06/01/35	525,459
1,000,000	State of West Virginia	5.0000	12/01/40	1,035,382
1,140,000	State of West Virginia	4.0000	12/01/42	1,135,827
				2,998,339
	WATER AND SEWER — 29.7%
380,000	Berkeley County Public Service District	4.5000	12/01/33	380,347
1,000,000	Berkeley County Public Service District	4.0000	12/01/39	1,029,953
1,000,000	Berkeley County Public Service District	4.2500	12/01/49	986,356

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 99.5% (Continued)
	WATER AND SEWER — 29.7% (Continued)
620,000	Berkeley County Public Service Sewer District	5.3000	03/01/29	$620,924
1,000,000	Berkeley County Public Service Sewer District	4.2500	06/01/45	978,905
1,000,000	Berkeley County Public Service Sewer District	4.3750	06/01/49	968,106
595,000	City of Buckhannon WV Waterworks Revenue	4.0000	03/01/29	595,103
310,000	City of Charles Town WV Waterworks & Sewerage	4.0000	06/01/31	311,034
400,000	City of Charles Town WV Waterworks & Sewerage	2.2500	06/01/35	348,543
315,000	City of Charles Town WV Waterworks & Sewerage	3.0000	06/01/41	280,195
310,000	City of Charleston Sewerage System, Revenue	4.0000	07/01/31	311,820
275,000	City of Charleston WV Sewerage System Revenue	4.0000	07/01/32	276,376
300,000	City of Clarksburg WV Water Revenue	2.0000	06/01/34	255,898
710,000	City of Salem WV Sewer Revenue	4.0000	12/01/32	710,142
410,000	City of St Albans WV Combined Waterworks	4.0000	12/01/27	407,998
350,000	City of Wheeling WV Waterworks & Sewerage	5.0000	06/01/30	379,686
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/35	515,078
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/36	512,290
110,000	Claywood Park Public Service District WV	3.2000	11/01/29	106,405
225,000	Claywood Park Public Service District WV	3.4000	11/01/31	217,008
680,000	Claywood Park Public Service District WV	3.0000	11/01/41	578,985
950,000	Claywood Park Public Service District WV Wate	3.0000	11/01/36	898,680
750,000	Greenbrier Public Service District No 1	5.0000	10/01/37	813,722
1,910,000	Mason County Public Service District Water Revenue	3.0000	12/01/36	1,868,586
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/29	1,011,308
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/31	1,009,733
200,000	Morgantown Utility Board Inc	3.7500	10/01/32	200,053
500,000	Morgantown Utility Board Inc	3.2500	12/01/32	503,264
500,000	Morgantown Utility Board Inc	4.0000	12/01/34	524,202
1,500,000	Morgantown Utility Board Inc	3.0000	12/01/40	1,342,371
1,000,000	Putnam Public Service District	4.0000	12/01/39	953,947
1,150,000	Putnam Public Service District	3.0000	11/01/40	1,038,379
1,000,000	Putnam Public Service District	3.0000	04/01/41	888,235
1,000,000	Putnam Public Service District	3.0000	06/01/41	887,417
1,000,000	Putnam Public Service District	3.6250	12/01/45	808,571
1,000,000	Raleigh County Public Service District	3.0000	06/01/37	963,209
380,000	Shepherdstown Corp	3.3000	03/01/32	375,917

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 99.5% (Continued)
	WATER AND SEWER — 29.7% (Continued)
1,000,000	West Virginia Water Development Authority	5.0000	07/01/34	$1,164,711
				26,023,457
	TOTAL MUNICIPAL BONDS (Cost $89,569,448)			87,468,272

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
129,249	Federated Hermes Government Obligations Fund, 3.67% (Cost $129,249)(a)			129,249

	TOTAL INVESTMENTS - 99.6% (Cost $89,689,697)			$87,597,521
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			382,264
	NET ASSETS - 100.0%			$87,979,785

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK TACTICAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	COMMODITY - 14.0%
60,700	iShares Bloomberg Roll Select Commodity Strategy	$2,959,125
10,101	SPDR® Gold Shares(a)	4,003,127
		6,962,252
	EQUITY - 11.0%
1,825	SPDR® S&P 500® ETF Trust	1,244,504
29,941	Vanguard Mega Cap Value ETF	4,226,472
		5,470,976
	EXCHANGE-TRADED FUNDS - 73.5%
11,200	Consumer Discretionary Select Sector SPDR Fund	1,337,392
11,000	Invesco S&P 500 Equal Weight ETF	2,107,160
17,000	iShares Core S&P Small-Cap ETF	2,043,060
75,252	iShares Core U.S. Aggregate Bond ETF	7,516,170
12,000	iShares Expanded Tech-Software Sector ETF(a)	1,268,280
63,538	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,001,252
59,137	Ishares Msci Acwi Index Fund	3,969,867
8,647	iShares Nasdaq Biotechnology ETF	1,459,354
15,170	iShares Russell 2000 Index Fund	3,734,247
37,400	Vanguard FTSE Emerging Markets ETF	2,010,624
34,300	Vanguard Short-Term Corporate Bond ETF	2,734,739
18,300	Vanguard® FTSE Europe ETF	1,530,063
		36,712,208

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,016,459)	49,145,436

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
835,983	Federated Hermes Government Obligations Fund, 3.67% (Cost $835,983)(b)	835,983

	TOTAL INVESTMENTS - 100.2% (Cost $41,852,442)	$49,981,419
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(85,225)
	NET ASSETS - 100.0%	$49,896,194

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

WesMark Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS
Investment securities:
Investments, At cost	$108,229,121	$151,492,418	$70,578,663	$176,502,874	$89,698,697	$41,852,442
Investments, At value	$147,098,475	$335,111,408	$98,540,813	$173,783,858	$87,597,521	$49,981,419
Dividends and interest receivable	163,169	133,258	481,221	898,076	691,836	10,416
Receivable for Fund shares sold	109,468	2,969	7,668	14,740	-	3,000
Prepaid expenses	3,407	15,712	4,440	8,017	4,219	9,679
TOTAL ASSETS	147,374,519	335,263,347	99,034,142	174,704,691	88,293,576	50,004,514

LIABILITIES
Payable for investments purchased	-	-	18,885	-	-	-
Distributions payable	-	-	-	495,853	187,260	-
Investment advisory fees payable	97,857	221,297	63,024	88,415	44,849	32,224
Payable for Fund shares repurchased	24,643	137,595	20,082	15,550	-	8,088
Audit fees payable	17,701	17,703	17,702	20,160	20,163	17,610
Payable to related parties	16,050	26,225	18,975	25,723	21,063	22,274
Custody fees payable	4,854	2,636	957	987	1,289	1,875
Transfer Agent fees Payable	4,994	10,082	6,286	4,437	-	1,466
Distribution (12b-1) fees payable	40,638	115,932	33,138	43,542	22,339	11,666
Accrued expenses and other liabilities	2,437	13,052	14,036	4,449	16,828	13,117
TOTAL LIABILITIES	209,174	544,522	193,085	699,116	313,791	108,320
NET ASSETS	$147,165,345	$334,718,825	$98,841,057	$174,005,575	$87,979,785	$49,896,194

Net Assets Consist Of:
Paid in capital	$95,527,181	$134,232,930	$68,923,849	$221,356,213	$91,110,869	$40,427,569
Accumulated earnings (deficit)	51,638,164	200,485,895	29,917,208	(47,350,638)	(3,131,084)	9,468,625
NET ASSETS	$147,165,345	$334,718,825	$98,841,057	$174,005,575	$87,979,785	$49,896,194

Net Asset Value Per Share:
Net Assets	$147,165,345	$334,718,825	$98,841,057	$174,005,575	$87,979,785	$49,896,194
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,077,539	15,168,724	7,349,853	21,776,041	8,814,790	3,905,640
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$14.60	$22.07	$13.45	$7.99	$9.98	$12.78

See accompanying notes which are an integral part of these financial statements.

WesMark Funds

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME
Dividends	$1,337,940	$3,695,436	$1,423,625	$-	$-	$1,483,890
Interest	88,115	123,797	1,552,960	7,810,821	2,988,487	22,051
Less: Foreign withholding taxes	(1,260)	(5,058)	(1,933)	-	-	-
TOTAL INVESTMENT INCOME	1,424,795	3,814,175	2,974,652	7,810,821	2,988,487	1,505,941

EXPENSES
Investment advisory fees	1,078,308	2,514,629	723,837	1,031,896	522,003	359,688
Shareholder servicing fee	355,366	823,135	240,113	429,386	217,094	119,896
Administrative services	114,740	213,703	94,227	139,150	59,368	45,894
Transfer agent fees	41,239	56,663	44,187	39,781	34,348	30,967
Trustees fees and expenses	32,349	54,107	30,093	34,646	29,572	26,731
Custodian fees	26,578	40,158	15,994	21,958	15,488	12,570
Registration fees	24,551	19,053	16,774	19,053	12,757	21,294
Legal fees	22,759	27,281	25,769	21,835	33,235	18,776
Audit fees	19,728	19,730	19,730	22,187	22,190	19,637
Printing and postage expenses	8,035	12,734	9,369	5,885	5,626	5,712
Insurance expense	4,812	13,236	3,905	6,853	3,366	1,827
Accounting services fees	3,932	2,939	13,293	2,939	50,849	29,455
Other Expenses	3,426	9,850	3,023	10,117	2,822	2,679
NET EXPENSES	1,735,823	3,807,218	1,240,314	1,785,686	1,008,718	695,126

NET INVESTMENT INCOME (LOSS)	(311,028)	6,957	1,734,338	6,025,135	1,979,769	810,815

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on Investments	36,686,625	57,300,805	6,386,703	(329,857)	(936,938)	3,170,273
Net change in unrealized appreciation (depreciation) of Investments	(14,025,694)	(4,550,113)	1,793,327	5,840,329	3,597,405	2,880,209

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	22,660,931	52,750,692	8,180,030	5,510,472	2,660,467	6,050,482

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,349,903	$52,757,649	$9,914,368	$11,535,607	$4,640,236	$6,861,297

See accompanying notes which are an integral part of these financial statements.

WesMark Small Company Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment loss	$(311,028)	$(252,537)
Net realized gain on investments	36,686,625	11,871,980
Net change in unrealized appreciation (depreciation) on investments	(14,025,694)	13,525,231
Net increase in net assets resulting from operations	22,349,903	25,144,674

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(29,679,830)	(6,162,933)
Decrease in net assets resulting from distributions to shareholders	(29,679,830)	(6,162,933)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	30,002,804	15,606,501
Distributions Reinvested	5,477,274	1,108,341
Cost of shares redeemed	(14,249,086)	(12,088,079)
Net increase in net assets resulting from shares of beneficial interest	21,230,992	4,626,763

TOTAL INCREASE IN NET ASSETS	13,901,065	23,608,504

NET ASSETS
Beginning of Year	133,264,280	109,655,776
End of Year	$147,165,345	$133,264,280

SHARE ACTIVITY
Shares Sold	1,935,842	1,072,836
Distributions Reinvested	376,186	69,228
Shares Redeemed	(877,880)	(812,014)
Net increase in shares of beneficial interest outstanding	1,434,148	330,050

See accompanying notes which are an integral part of these financial statements.

WesMark Large Company Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$6,957	$239,351
Net realized gain on investments	57,300,805	57,132,125
Net change in unrealized appreciation (depreciation) on investments	(4,550,113)	8,556,518
Net increase in net assets resulting from operations	52,757,649	65,927,994

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(63,587,321)	(45,658,354)
Net decrease in net assets resulting from distributions to shareholders	(63,587,321)	(45,658,354)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,115,075	20,527,554
Distributions Reinvested	17,977,067	12,599,731
Cost of shares redeemed	(35,125,066)	(36,077,788)
Net increase (decrease) in net assets resulting from shares of beneficial interest	13,967,076	(2,950,503)

TOTAL INCREASE IN NET ASSETS	3,137,404	17,319,137

NET ASSETS
Beginning of Year	331,581,421	314,262,284
End of Year	$334,718,825	$331,581,421

SHARE ACTIVITY
Shares Sold	1,391,536	861,327
Distributions Reinvested	834,829	531,370
Shares Redeemed	(1,477,478)	(1,504,730)
Net increase (decrease) in shares of beneficial interest outstanding	748,887	(112,033)

See accompanying notes which are an integral part of these financial statements.

WesMark Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$1,734,338	$1,920,227
Net realized gain on investments	6,386,703	7,849,696
Net change in unrealized appreciation (depreciation) on investments	1,793,327	(911,668)
Net increase in net assets resulting from operations	9,914,368	8,858,255

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(7,323,293)	(8,988,683)
Net decrease in net assets resulting from distributions to shareholders	(7,323,293)	(8,988,683)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,134,097	10,006,749
Distributions Reinvested	1,145,337	1,434,722
Cost of shares redeemed	(11,853,162)	(13,085,637)
Net decrease in net assets resulting from shares of beneficial interest	(573,728)	(1,644,166)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,017,347	(1,774,594)

NET ASSETS
Beginning of Year	96,823,710	98,598,304
End of Year	$98,841,057	$96,823,710

SHARE ACTIVITY
Shares Sold	754,364	740,919
Distributions Reinvested	85,847	107,579
Shares Redeemed	(888,346)	(949,904)
Net decrease in shares of beneficial interest outstanding	(48,135)	(101,406)

See accompanying notes which are an integral part of these financial statements.

WesMark Government Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$6,025,135	$6,014,687
Net realized loss on investments	(329,857)	(7,214,843)
Net change in unrealized appreciation on investments	5,840,329	2,755,343
Net increase in net assets resulting from operations	11,535,607	1,555,187

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(6,070,299)	(6,079,756)
Decrease in net assets resulting from distributions to shareholders	(6,070,299)	(6,079,756)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,262,975	20,660,418
Distributions Reinvested	371,964	400,133
Cost of shares redeemed	(23,887,423)	(26,295,709)
Net decrease in net assets resulting from shares of beneficial interest	(4,252,484)	(5,235,158)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,212,824	(9,759,727)

NET ASSETS
Beginning of Year	172,792,751	182,552,478
End of Year	$174,005,575	$172,792,751

SHARE ACTIVITY
Shares Sold	2,448,490	2,630,733
Distributions Reinvested	51,179	51,076
Shares Redeemed	(3,043,892)	(3,351,165)
Net decrease in shares of beneficial interest outstanding	(544,223)	(669,356)

See accompanying notes which are an integral part of these financial statements.

WesMark West Virginia Municipal Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$1,979,769	$1,801,494
Net realized loss on investments	(936,938)	(8,324)
Net change in unrealized appreciation (depreciation) on investments	3,597,405	(1,876,554)
Net increase (decrease) in net assets resulting from operations	4,640,236	(83,384)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,999,760)	(1,790,663)
Net decrease in net assets resulting from distributions to shareholders	(1,999,760)	(1,790,663)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,817,723	8,748,170
Distributions Reinvested	130,370	140,117
Cost of shares redeemed	(5,797,904)	(8,407,229)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(2,849,811)	481,058

TOTAL DECREASE IN NET ASSETS	(209,335)	(1,392,989)

NET ASSETS
Beginning of Year	88,189,120	89,582,109
End of Year	$87,979,785	$88,189,120

SHARE ACTIVITY
Shares Sold	298,407	892,696
Distributions Reinvested	14,762	14,418
Shares Redeemed	(608,143)	(861,908)
Net increase (decrease) in shares of beneficial interest outstanding	(294,974)	45,206

See accompanying notes which are an integral part of these financial statements.

WesMark Tactical Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$810,815	$674,683
Net realized gain on investments	3,170,273	1,389,959
Net change in unrealized appreciation on investments	2,880,209	1,156,475
Net increase in net assets resulting from operations	6,861,297	3,221,117

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(2,418,667)	(670,785)
Net decrease in net assets resulting from distributions to shareholders	(2,418,667)	(670,785)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,657,870	5,962,354
Distributions Reinvested	24,958	6,016
Cost of shares redeemed	(5,124,811)	(7,393,321)
Net decrease in net assets resulting from shares of beneficial interest	(441,983)	(1,424,951)

TOTAL INCREASE IN NET ASSETS	4,000,647	1,125,381

NET ASSETS
Beginning of Year	45,895,547	44,770,166
End of Year	$49,896,194	$45,895,547

SHARE ACTIVITY
Shares Sold	383,072	515,254
Distributions Reinvested	1,985	531
Shares Redeemed	(424,203)	(637,727)
Net decrease in shares of beneficial interest outstanding	(39,146)	(121,942)

See accompanying notes which are an integral part of these financial statements.

WesMark Small Company Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$15.42	$13.19	$11.71	$15.66	$16.12

Activity from investment operations:
Net investment income (loss) (1)	(0.04)	(0.02)	0.06	0.00 (3)	(0.07)
Net realized and unrealized gain (loss) on investments	2.56	2.97	2.20	(3.22)	3.64
Total from investment operations	2.52	2.95	2.26	(3.22)	3.57

Less distributions from:
Net investment income	-	-	(0.04)	-	-
Net realized gains	(3.34)	(0.72)	(0.74)	(0.73)	(4.03)
Total distributions	(3.34)	(0.72)	(0.78)	(0.73)	(4.03)

Net asset value, end of year	$14.60	$15.42	$13.19	$11.71	$15.66

Total return (2)	16.43%	22.19%	19.46%	(20.56)%	2.23%

Net assets, at end of year (000s)	$147,165	$133,264	$109,656	$94,926	$119,727

Ratio of net expenses to average net assets after waiver/recapture	1.21%	1.23%	1.22%	1.24%	1.23%
Ratio of net investment income (loss) to average net assets	(0.22)%	(0.21)%	0.34%	(0.04)%	(0.47)%
Portfolio Turnover Rate	47%	26%	48%	52%	42%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

WesMark Large Company Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$22.99	$21.63	$19.12	$27.41	$23.41

Activity from investment operations:
Net investment income (loss) (1)	0.00 (3)	0.02	0.11	0.09	(0.02)
Net realized and unrealized gain (loss) on investments	3.77	4.72	4.06	(5.93)	6.08
Total from investment operations	3.77	4.74	4.17	(5.84)	6.06

Less distributions from:
Net investment income	(0.02)	(0.02)	(0.10)	(0.09)	(0.00) (3)
Net realized gains	(4.67)	(3.36)	(1.56)	(2.35)	(2.06)
Return of capital	-	-	-	(0.01)	-
Total distributions	(4.69)	(3.38)	(1.66)	(2.45)	(2.06)

Net asset value, end of year	$22.07	$22.99	$21.63	$19.12	$27.41

Total return (2)	16.91%	21.47%	21.94%	(21.42)%	26.06%

Net assets, at end of year (000s)	$334,719	$331,581	$314,262	$288,629	$402,773

Ratio of net expenses to average net assets after waiver/recapture	1.14%	1.16%	1.12%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets	0.00%	0.07%	0.48%	0.33%	(0.09)%
Portfolio Turnover Rate	25%	16%	24%	34%	14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

WesMark Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$13.09	$13.15	$13.13	$14.68	$13.45

Activity from investment operations:
Net investment income (1)	0.24	0.26	0.27	0.19	0.16
Net realized and unrealized gain (loss) on investments	1.16	0.96	0.37	(1.24)	1.96
Total from investment operations	1.40	1.22	0.64	(1.05)	2.12

Less distributions from:
Net investment income	(0.25)	(0.26)	(0.27)	(0.22)	(0.17)
Net realized gains	(0.79)	(1.02)	(0.35)	(0.28)	(0.72)
Total distributions	(1.04)	(1.28)	(0.62)	(0.50)	(0.89)

Net asset value, end of year	$13.45	$13.09	$13.15	$13.13	$14.68

Total return (2)	10.84%	9.30%	4.98%	(7.19)%	15.85%

Net assets, at end of year (000s)	$98,841	$96,824	$98,598	$99,470	$121,852

Ratio of net expenses to average net assets after waiver/recapture	1.29%	1.30%	1.24%	1.24%	1.25%
Ratio of net investment income to average net assets	1.80%	1.94%	2.01%	1.36%	1.03%
Portfolio Turnover Rate	22%	12%	24%	18%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

See accompanying notes which are an integral part of these financial statements.

WesMark Government Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$7.74	$7.94	$7.99	$9.81	$10.08

Activity from investment operations:
Net investment income (1)	0.27	0.26	0.25	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.26	(0.19)	(0.04)	(1.80)	(0.21)
Total from investment operations	0.53	0.07	0.21	(1.67)	(0.14)

Less distributions from:
Net investment income	(0.28)	(0.27)	(0.26)	(0.15)	(0.13)
Net realized gains	-	-	-	-	-
Total distributions	(0.28)	(0.27)	(0.26)	(0.15)	(0.13)

Net asset value, end of year	$7.99	$7.74	$7.94	$7.99	$9.81

Total return (2)	6.91%	0.90%	2.71%	(17.11)%	(1.35)%

Net assets, at end of year (000s)	$174,006	$172,793	$182,552	$187,501	$242,733

Ratio of net expenses to average net assets after waiver/recapture	1.04%	1.07%	1.01%	1.01%	1.02%
Ratio of net investment income to average net assets	3.50%	3.41%	3.24%	1.51%	0.72%
Portfolio Turnover Rate	17%	27%	72%	56%	40%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

See accompanying notes which are an integral part of these financial statements.

WesMark West Virginia Municipal Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$9.68	$9.88	$9.67	$10.69		$10.84

Activity from investment operations:
Net investment income (1)	0.22	0.20	0.20	0.18		0.17
Net realized and unrealized gain (loss) on investments	0.30	(0.20)	0.21	(1.02)		(0.13)
Total from investment operations	0.52	-	0.41	(0.84)		0.04

Less distributions from:
Net investment income	(0.22)	(0.20)	(0.20)	(0.18)		(0.17)
Net realized gains	-	-	-	(0.00	)(7)	(0.02)
Total distributions	(0.22)	(0.20)	(0.20)	(0.18)		(0.19)

Net asset value, end of year	$9.98	$9.68	$9.88	$9.67		$10.69

Total return (2)	5.49%	(0.01)%	4.29%	(7.84)%		0.43%

Net assets, at end of year (000s)	$87,980	$88,189	$89,582	$95,597		$114,698

Ratio of net expenses to average net assets after waiver/recapture	1.16%	1.16%	1.10%	1.10%		1.11%
Ratio of net investment income to average net assets	2.28%	2.05%	2.05%	1.84%		1.61%
Portfolio Turnover Rate	23%	9%	6%	9%		15%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

See accompanying notes which are an integral part of these financial statements.

WesMark Tactical Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$11.63	$11.01	$10.37	$12.16	$11.95

Activity from investment operations:
Net investment income (1)	0.21	0.17	0.16	0.14	0.19
Net realized and unrealized gain (loss) on investments	1.57	0.62	0.57	(1.64)	1.45
Total from investment operations	1.78	0.79	0.73	(1.50)	1.64

Less distributions from:
Net investment income	(0.11)	(0.17)	(0.09)	(0.22)	(0.13)
Net realized gains	(0.52)	-	-	(0.07)	(1.30)
Total distributions	(0.63)	(0.17)	(0.09)	(0.29)	(1.43)

Net asset value, end of year	$12.78	$11.63	$11.01	$10.37	$12.16

Total return (2)	15.42%	7.18%	7.10%	(12.38)%	13.94%

Net assets, at end of year (000s)	$49,896	$45,896	$44,770	$41,132	$47,979

Ratio of net expenses to average net assets after waiver/recapture (3)	1.45%	1.44%	1.39%	1.43%	1.44%
Ratio of net investment income (loss) to average net assets (3)(4)	1.69%	1.45%	1.52%	1.29%	1.45%
Portfolio Turnover Rate	41%	21%	39%	85%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.	ORGANIZATION

Each WesMark Fund (each, a “Fund” and collectively the “Funds”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust consists of six portfolios which are presented herein:

Fund	Diversification	Primary Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation – In calculating their net asset value (“NAV”), the Funds generally value investments as follows:

●	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

●	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

●	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.

●	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

●	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

●	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

●	With respect to price evaluations of fixed income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

●	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Funds’ investments carried at fair value:

Small Company Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$142,210,223	$-	$-	$142,210,223
Short-Term Investment	4,888,252	-	-	4,888,252
Total	$147,098,475	$-	$-	$147,098,475

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Large Company Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$333,166,647	$-	$-	$333,166,647
Short-Term Investment	1,944,761	-	-	1,944,761
Total	$335,111,408	$-	$-	$335,111,408

Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$58,639,077	$-	$-	$58,639,077
Collateralized Mortgage Obligations	-	18,885	-	18,885
Corporate Bonds	-	24,491,492	-	24,491,492
Municipal Bonds	-	2,037,917	-	2,037,917
U.S. Government & Agencies	-	9,758,927	-	9,758,927
Short-Term Investment	3,594,515	-	-	3,594,515
Total	$62,233,592	$36,307,221	$-	$98,540,813

Government Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$4,714,406	$-	$4,714,406
Collateralized Mortgage Obligations	-	40,495,183	-	40,495,183
Corporate Bonds	-	20,453,912	-	20,453,912
Municipal Bonds	-	1,026,968	-	1,026,968
U.S. Government & Agencies	-	106,730,857	-	106,730,857
Short-Term Investment	362,532	-	-	362,532
Total	$362,532	$173,421,326	$-	$173,783,858

West Virginia Municipal Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$87,468,272	$-	$87,468,272
Short-Term Investment	129,249	-	-	129,249
Total	$129,249	$87,468,272	$-	$87,597,521

Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$49,145,436	$-	$-	$49,145,436
Short-Term Investment	835,983	-	-	835,983
Total	$49,981,419	$-	$-	$49,981,419

*	See each Fund’s Schedule of Investments for detailed descriptions of sector and/or geography classifications.

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the year ended December 31, 2025. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly.

Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities. The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase a put option on an individual security unless the security is held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

There were no options held as of or for the year ended December 31, 2025.

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

●	Buy call options on a security in anticipation of an increase in the value of the security; or

●	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

●	Buy put options on a security in anticipation of a decrease in the value of the security; or

●	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crisIs, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – WesBanco Investment Department serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser is compensated for its services. Each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets as shown in the table below.

Management Fee
Small Company Fund	0.75%
Large Company Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

b. Administration, Fund Accounting and Transfer Agency Fees – Effective May 18, 2025, Ultimus Fund Services, LLC (“UFS” or the “Administrator”) provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Trust pays UFS fees for providing administration, fund accounting, and transfer agency services to the Funds. These fees are disclosed in the Statements of Operations. Prior to May 18, 2025, ALPS Fund Services, Inc. (“ALPS”) provided administration, fund accounting and transfer agent services to the Trust.

Blu Giant, LLC, (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds. An individual from UFS serves as an officer for the Trust and receives no additional compensation from the Trust for serving in that role.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

c. Distributor – Effective May 18, 2025, The Distributor of the Funds is Ultimus Fund Distributors, LLC (the “Distributor”), (“UFD”). The Funds currently have no active distributor plan pursuant to Rule 12b-1 under the Act. Prior to May 18, 2025, ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, served as the Fund’s distributor.

d. Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank (“WesBanco”, an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

e. Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

f. Trustees’ Fees – None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended December 31, 2025 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Proceeds of U.S. Government Securities
Small Company Fund	$66,513,146	$78,735,192	$-	$-
Large Company Fund	82,570,843	123,297,888	-	-
Balanced Fund	17,028,871	24,321,978	3,498,594	500,000
Government Bond Fund	22,114,628	17,756,308	5,220,892	12,008,132
West Virginia Municipal Bond Fund	19,298,604	21,863,982	-	-
Tactical Opportunity Fund	19,333,260	20,953,586	-	-

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation/ (Depreciation)
Small Company Fund	$108,229,121	$44,947,774	$(6,078,420)	38,869,354
Large Company Fund	151,569,292	187,760,393	(4,218,277)	183,542,116
Balanced Fund	70,589,129	29,547,316	(1,595,632)	27,951,684
Government Bond Fund	176,619,702	2,512,664	(5,348,508)	(2,835,844)
West Virginia Municipal Bond Fund	89,698,697	990,705	(3,091,881)	(2,101,176)
Tactical Opportunity Fund	41,824,271	8,440,024	(282,876)	8,157,148

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, premium amortization accruals, and commodity grantor trusts.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024, were as follows:

For Fiscal Year Ended 12/31/2025	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Total
Small Company Fund	$2,668,478	$-	$27,011,352	$29,679,830
Large Company Fund	2,288,448	-	61,298,873	63,587,321
Balanced Fund	1,780,638	-	5,542,655	7,323,293
Government Bond Fund	6,070,299	-	-	6,070,299
West Virginia Municipal Bond Fund	64,312	1,935,448	-	1,999,760
Tactical Opportunity Fund	424,212	-	1,994,455	2,418,667

For Fiscal Year Ended 12/31/2024	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Total
Small Company Fund	$261,304	$-	$5,901,629	$6,162,933
Large Company Fund	1,076,926	-	44,581,428	45,658,354
Balanced Fund	1,917,135	-	7,071,548	8,988,683
Government Bond Fund	6,079,756	-	-	6,079,756
West Virginia Municipal Bond Fund	46,505	1,744,158	-	1,790,663
Tactical Opportunity Fund	670,785	-	-	670,785

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Small Company Fund	$220,359	$12,548,451	$-	$-	$-	$38,869,354	$51,638,164
Large Company Fund	409,074	16,534,705	-	-	-	183,542,116	200,485,895
Balanced Fund	-	1,960,156	-	-	5,368	27,951,684	29,917,208
Government Bond Fund	151,202	-	-	(44,665,996)	-	(2,835,844)	(47,350,638)
West Virginia Municipal Bond Fund	-	-	-	(1,029,908)	-	(2,101,176)	(3,131,084)
Tactical Opportunity Fund	688,426	623,051	-	-	-	8,157,148	9,468,625

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

Fund	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
Government Bond Fund	$7,265,854	$37,400,142	$44,665,996	$-
West Virginia Municipal Bond Fund	595	1,029,313	1,029,908	-
Tactical Opportunity Fund	-	-	-	555,745

Permanent book and tax differences, primarily attributable to distributions in excess and the non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2025 as follows:

Fund	Paid-In Capital	Total Distributable Earnings
Small Company Fund	$-	$-
Large Company Fund	-	-
Balanced Fund	(1)	1
Government Bond Fund	-	-
West Virginia Municipal Bond Fund	(7,622)	7,622
Tactical Opportunity Fund	-	-

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

7.	CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of December 31, 2025, 34% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8.	ACCOUNTING PRONOUNCEMENTS

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the below:

Shareholder Distributions for the Balanced Fund: On January 30, 2026, the Balanced Fund paid a monthly distribution of $0.0173 per share to common shareholders of record as of January 23, 2026. On February 27, 2026, the Balanced Fund paid a monthly distribution of $0.0159 per share to common shareholders of record as of February 18, 2026.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On February 2, 2026, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from January 1, 2026 to January 31, 2026 totaling $0.02338 and $0.01949 per share, respectively, to common shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

WesMark Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WesMark Funds comprising WesMark Small Company Fund, WesMark Large Company Fund, WesMark Balanced Fund, WesMark Government Bond Fund, WesMark West Virginia Municipal Bond Fund, and WesMark Tactical Opportunity Fund (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2026

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISOR

WesBanco Investment Department, Investment Adviser

A Division of WesBanco Bank, Inc

c/o Ultimus Fund Solutions, LLC.

P.O. Box 46707, Cincinnati, OH 45246

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

WESMARK-A25

(b)	The registrant’s financial highlights, audited for the latest 5 years as required in Regulation S-X, are attached herewith

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WesMark Funds

By	/s/ Robert McGee
Robert McGee
Principal Executive Officer/President

Date:	03/10/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert McGee
Robert McGee
Principal Executive Officer/President

Date:	03/10/2026

By	/s/ Steven Kellas
Steven Kellas
Principal Financial Officer/Treasurer

Date:	03/10/2026